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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


                            REGISTRATION NO. 33-87498
                                    811-08910


                           VINTAGE MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                           AMY M. MITCHELL, TREASURER
                           VINTAGE MUTUAL FUNDS, INC.
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                        COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.            JOHN C. MILES, ESQ., DONALD F. BURT, ESQ.
VINTAGE MUTUAL FUNDS, INC.          CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200         1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266         LINCOLN, NEBRASKA 68508


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31
DATE OF REPORTING PERIOD: 09/30/2007

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT FOR THE PERIOD ENDING SEPTEMBER 30, 2007.

                                    VINTAGE
                                  MUTUAL FUNDS



                                  Semi-Annual

                                     Report

                                       To

                                  Shareholders




                               September 30, 2007

                                Table of Contents
                                -----------------

           Performance Reports and Schedules of Portfolio Investments
                                      Page 2

                      Statements of Assets and Liabilities
                                      Page 17

                            Statements of Operations
                                      Page 21

                       Statements of Changes in Net Assets
                                      Page 23

                          Notes to Financial Statements
                                      Page 29

                              Financial Highlights
                                      Page 34

                             Additional Information
                                      Page 38

Message from the Investment Advisor               Vintage Mutual Funds, Inc.
--------------------------------------------------------------------------------

Dear Valued Shareholder:

We are pleased to present this semi-annual report for the Vintage Mutual Funds covering the six-month period from April 1, 2007 to September 30, 2007. This report is prepared to provide you with information as to your Funds' performance, commentary from your Funds' managers, and a review of your Funds' expenses. We encourage you to review this information and hope you will find it useful.

The US bond market became unsettled during the last six months as investors confronted the turmoil brought about by the sub-prime mortgage market. During this period bond investors sought safety from some of the riskier areas of the bond market and thus chased US Treasury bond yields lower. This flight to quality helped restore a more normal shape to the yield curve which had been void for some time.

The recent widening of swap spreads relative to treasuries presents an attractive opportunity for bond investors over the next 12 months. While the sub-prime mortgage market problems will continue for some time, other sectors of the bond market that suffered by association should see better liquidity over the next twelve months and offer positive prospects for returns.

In light of the credit market disruption, the Vintage Money Market and Bond Funds performed well during the last six months. The Vintage Money Market funds avoided some of the pitfalls of other funds by remaining slightly more conservative in our investments. In our minds, the preservation of capital in our money market funds outweighs the risk of chasing a few extra basis points. Our two bond funds continue to perform well within their respective style categories. The Vintage Limited Bond Fund generated a 4.79 percent total return for the trailing twelve months, the Vintage Bond Fund generated a 4.22 percent total return during the same period, and for investors focused on tax-free investments, the Vintage Municipal Bond generated a 3.01 percent total return.

Remember, bond funds play an important role in a well-planned investment strategy. Bond funds provide a key buffer from stock market volatility. As a source of relatively stable income and lower volatility of principal, bond funds are a good way to balance risk in a portfolio during a tumultuous market.

We want to thank you for your continued support of the Vintage Mutual Funds.

Sincerely,

/s/ Jeff Lorenzen

Jeff Lorenzen, CFA
President, Vintage Mutual Funds




THE VINTAGE MUTUAL FUNDS ARE DISTRIBUTED BY FORESIDE DISTRIBUTION SERVICES, L.P.

SHARES OF THE VINTAGE MUTUAL FUNDS ARE NOT INSURED BY THE FDIC. INVESTMENT PRODUCTS INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS, AND THE COMPOSITION OF EACH FUND'S PORTFOLIO IS SUBJECT TO CHANGE.

INFORMATION NOT AUTHORIZED FOR DISTRIBUTION UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. AN INVESTOR SHOULD CONSIDER THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES CAREFULLY BEFORE INVESTING OR SENDING MONEY. THIS AND OTHER IMPORTANT INFORMATION CAN BE FOUND IN THE FUNDS' PROSPECTUS. TO OBTAIN MORE INFORMATION, PLEASE CALL 800-798-1819 OR VISIT THE WEBSITE WWW.VINTAGEFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Performance Report                                    Vintage Mutual Funds, Inc.
--------------------------------------------------------------------------------

VINTAGE MONEY MARKET FUNDS

Third quarter money market rates reacted violently to a liquidity crisis in the market precipitated by sub-prime mortgage problems. Commercial paper spreads widened dramatically as companies struggled to meet funding needs in light of the loss of confidence in the market. The Fed cut the discount rate 50 basis points in August in a largely symbolic move to restore confidence. At the regular September meeting the Fed followed up with a 50 basis point cut in the Fed Funds target rate, surprising investors with the extent but meeting their goal of stabilizing the market. The overnight rate now stands at 4.75 percent and the commercial paper market has mostly recovered. Inflation pressures have somewhat receded but a strong labor market is keeping fears alive. The market remains unsure of the next Fed move.

INSTITUTIONAL MONEY MARKET FUND

The Fund's average days lengthened as the steepening yield curve provided opportunity to lock in higher one-year rates. The Fund will maintain an average days position longer than the index to preserve yield. Agency paper is being added in the nine to twelve month part of the curve where rates appear most attractive given our outlook for the Fed.

INSTITUTIONAL RESERVES FUND

The Fund's average days lengthened as the steepening yield curve provided opportunity to lock in higher one-year rates. The Fund will maintain an average days position longer than the index to preserve yield. Agency paper is being added in the nine to twelve month part of the curve where rates appear most attractive given our outlook for the Fed.

LIQUID ASSETS FUND

The Fund's average days lengthened as the steepening yield curve and widening credit spreads provided opportunity to lock in higher one-year rates. The Fund will maintain an average days position longer than the index to preserve yield. Corporate paper is being added in the nine to twelve month part of the curve where rates appear most attractive given our outlook for the Fed.



AN INVESTMENT IN THE VINTAGE MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Vintage Mutual Funds, Inc.
Institutional Money Market Fund

                       Schedule of Portfolio Investments (Unaudited)
                                 September 30, 2007

Par/
Share Value     Description                                              Value
-----------     -----------                                              -----

U.S. GOVERNMENT AGENCIES (35.74%)
Federal Farm Credit Bank
      1,400,000     4.150%     11/23/07 ............................. $1,397,701
      1,000,000     4.112% **  12/27/07 ..............................   999,946

Federal Home Loan Bank
        500,000     5.239% *   10/05/07 ...............................  499,723
        600,000     5.219% *   10/05/07 ...............................  599,668
        750,000     4.000%     10/22/07 ...............................  749,525
      1,000,000     4.625%     10/24/07 ...............................  999,682
        500,000     3.500%     11/15/07 ...............................  499,060
        200,000     3.680%     11/28/07 ...............................  199,493
      1,000,000     3.250%     12/17/07 ...............................  995,996
      1,000,000     3.650%     01/24/08 ...............................  994,956
        250,000     3.010%     01/30/08 ...............................  248,155
        500,000     2.750%     03/14/08 ...............................  494,831
      1,000,000     5.000%     03/19/08 ...............................  999,081
        500,000     4.250%     05/16/08 ...............................  496,602
        500,000     3.865%     07/28/08 ...............................  496,111
      1,500,000     5.000%     08/01/08 ...............................1,502,553

Federal Home Loan Mortgage Corporation
        500,000     5.085% *   11/13/07 ...............................  497,067
        500,000     4.150%     12/07/07 ...............................  499,082
        500,000     5.104% *   12/11/07 ...............................  495,189
        210,000     5.167% *   12/11/07 ...............................  207,966
        500,000     4.625%     02/21/08 ...............................  498,988
        500,000     3.500%     04/28/08 ...............................  494,912
      1,000,000     5.248% *   04/28/08 ...............................  970,716
        935,000     3.875%     06/15/08 ...............................  928,756
        500,000     3.150%     07/29/08 ...............................  493,660
      1,000,000     5.125%     08/14/08 ...............................1,004,528

Federal National Mortgage Association
        560,000     5.143% *   10/26/07 ...............................  558,094
      1,000,000     3.250%     11/15/07 ...............................  997,805
        250,000     3.550%     11/16/07 ...............................  249,369
        500,000     5.150%     11/21/07 ...............................  499,902
        300,000     6.150%     12/10/07 ...............................  300,536
        600,000     3.800%     01/18/08 ...............................  597,250
      1,000,000     5.750%     02/15/08 ...............................1,001,762
        300,000     3.700%     05/23/08 ................................ 297,845
                                                                     -----------
                Total U.S. Government Agencies                        22,766,510
                                                                     -----------
REPURCHASE AGREEMENTS (63.95%)
Barclays Capital
     10,000,000     4.800%     10/01/07 ............................$ 10,000,000
                (Purchased on 09/28/07, proceeds at
                maturity $10,004,000; Collateralized by
                $10,118,000 U.S. Government Agency,
                12/16/15, collateral worth $10,200,892)

Bear Stearns and Company, Inc.
     18,000,000     5.080%     10/01/07 ..............................18,000,000
                (Purchased on 09/28/07, proceeds at maturity $18,007,620; Collateralized by $19,506,970 U.S. Government Agencies,
                10/01/36 - 09/01/37, collateral worth $18,362,357)

Seattle-Northwest Securities Corporation
     12,737,747     4.900%     10/01/07 ..............................12,737,747
                (Purchased on 09/28/07, proceeds at maturity $12,742,948; Collateralized by $13,450,000 U.S. Government Agencies,
                03/03/08 - 10/08/27, collateral worth $12,993,416)

                                                                  --------------
                Total Repurchase Agreements                           40,737,747
                                                                  --------------
                Total Investments in Securities
                (99.69%) (Cost $63,504,257)                         $ 63,504,257
                Other Assets and Liabilities (0.31%)                     195,012
                                                                  --------------
                NET ASSETS (100.00%)                                $ 63,699,269
                                                                  ==============

* Effective yield at date of purchase
**Interest rate fluctuates weekly with 3-month US Treasury bill rate

                       See notes to financial statements.

Vintage Mutual Funds, Inc.
Institutional Reserves Fund

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2007

Par/
Share Value     Description                                             Value
-----------     ------------                                            -----

U.S. GOVERNMENT AGENCIES (35.54%)
Federal Farm Credit Bank
      1,000,000     4.112% **  12/27/07 ..............................$ 999,946

Federal Home Loan Bank
        500,000     5.239% *   10/05/07 ..............................  499,723
      1,000,000     5.219% *   10/05/07 ..............................  999,447
      1,145,000     3.500%     11/15/07 ..............................1,142,827
      1,000,000     4.040% *** 11/21/07 ..............................1,000,000
        300,000     3.480%     11/27/07 ..............................  299,219
      1,000,000     4.072% **  11/28/07 ..............................1,000,000
        235,000     3.125%     12/24/07 ..............................  233,874
        920,000     2.400%     12/28/07 ..............................  914,127
        350,000     3.010%     12/28/07 ..............................  348,191
        235,000     4.230%     01/28/08 ..............................  234,237
      1,000,000     3.875%     02/01/08 ..............................  995,251
      1,000,000     2.750%     03/14/08 ..............................  989,662
      1,000,000     3.375%     03/28/08 ..............................  993,638
      2,225,000     3.050%     06/12/08 ..............................2,200,744
      2,000,000     2.875%     06/30/08 ..............................1,974,340
        300,000     3.625%     08/13/08 ..............................  297,069
      2,000,000     5.000%     09/12/08 ..............................2,007,136

Federal Home Loan Mortgage Corporation
        300,000     5.000%     10/19/07 ..............................  299,954
        361,000     4.500%     11/15/07 ..............................  360,716
      1,000,000     4.150%     12/07/07 ..............................  998,164
      1,000,000     5.222% *   12/07/07 ..............................  990,684
      1,000,000     5.278% *   04/28/08 ..............................  970,716
        800,000     5.000%     06/18/08 ..............................  798,015

Federal National Mortgage Association
        860,000     2.625%     10/01/07 ..............................  860,000
        500,000     5.150%     11/21/07 ..............................  499,902
      1,000,000     3.800%     01/18/08 ..............................  995,416
        500,000     4.000%     01/28/08 ..............................  497,967
        235,000     4.200%     03/24/08 ..............................  233,898
      1,000,000     3.250%     05/14/08 ..............................  990,235
        606,000     3.875%     07/15/08 ..............................  602,001
                                                                ---------------
                Total U.S. Government Agencies                       26,227,099
                                                                ---------------
REPURCHASE AGREEMENTS (65.00%)
Barclays Capital
     15,964,433     4.800%     10/01/07 .............................15,964,433
                (Purchased on 09/28/07, proceeds at
                maturity $15,970,819; Collateralized by
                $16,152,000 U.S. Government Agency,
                12/16/15, collateral worth $16,284,325)

Bear Stearns and Company, Inc.
     22,000,000     5.080%     10/01/07 .............................22,000,000
                (Purchased on 09/28/07, proceeds at maturity $22,009,313; Collateralized by $43,631,503 U.S. Government Agencies, 09/01/08 - 09/01/37, collateral worth $22,440,830)

Lehman Brothers, Inc.
     10,000,000     4.660%     10/01/07 ............................10,000,000
                (Purchased on 09/28/07, proceeds at
                maturity $10,003,883; Collateralized by
                $9,790,000 U.S. Government Agency,
                07/18/17, collateral worth $10,198,188)
                Total Repurchase Agreements                          47,964,433
                                                               ----------------

                Total Investments in Securities
                (100.54%) (Cost $74,191,532)                       $ 74,191,532
                Other Assets and Liabilities (-0.54%)                  (400,272)
                                                                ----------------

                NET ASSETS (100.00%)                               $ 73,791,260
                                                                ================

*   Effective yield at date of purchase
** Interest rate fluctuates weekly with 3-month US Treasury bill rate *** Interest rate fluctuates monthly with 1-year US Treasury note

                       See notes to financial statements.

Vintage Mutual Funds, Inc.
Liquid Assets Fund

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2007

Par/
Share Value      Description                                             Value
-----------      -----------                                             -----

U.S. GOVERNMENT AGENCIES (10.43%)
Federal Home Loan Bank
      2,000,000        4.040% *****11/21/07 .........................$ 2,000,000
      1,000,000        4.072% **   11/28/07 ...........................1,000,000
        700,000        3.000%      12/28/07 ............................ 696,248
      2,625,000        5.000%      12/28/07 ...........................2,623,470
      2,495,000        4.000%      02/01/08 ...........................2,484,344
      1,000,000        5.250%      02/20/08 ............................ 998,122

Federal National Mortgage Association
      1,000,000        3.750%      12/28/07 ............................ 996,602
      1,500,000        4.000%      01/28/08 ...........................1,493,904
                                                                   -------------
                Total U.S. Government Agencies                        12,292,690
                                                                   -------------
LOAN CERTIFICATES - FMHA GUARANTEED LOAN
     CERTIFICATES (10.78%)
     12,701,971 5.50% - 6.05% ******
                10/01/07 to 06/01/47..................................12,701,971
                                                                   -------------
COMMERCIAL PAPER (18.15%)
American Honda Finance
      1,500,000        5.321% *    11/29/07 ...........................1,487,094
Bank of America Corporation
      1,000,000        4.930% *    11/08/07 ............................ 994,828
CIT Group, Inc.
      1,500,000        6.424% *    10/02/07 ...........................1,499,733
      1,000,000        5.512% *    10/10/07 ............................ 998,625
Citigroup Funding
      2,000,000        5.285% *    10/31/07 ...........................1,991,300
Cooperative Association Tractor
      1,000,000        6.194% *    12/06/07 ............................ 988,817
      1,000,000        6.322% *    12/28/07 ............................ 984,844
Danske Corporation
        750,000        5.301% *    10/15/07 ............................ 748,460
      1,500,000        5.107% *    12/21/07 ...........................1,482,973
General Electric Capital Corporation
      2,000,000        5.293% *    10/16/07 ...........................1,995,642
HSBC USA, Inc.
      1,000,000        5.308% *    10/12/07 ............................ 998,401
Morgan Stanley and Company
      1,000,000        5.683% *    01/02/08 .............................985,585
PNC Funding Corporation
      1,500,000        5.507% *    10/01/07 ...........................1,500,000
Southern Company
      1,000,000        5.291% *    10/04/07 ............................ 999,561
      1,000,000        4.817% *    10/22/07 ............................ 997,200
Triple A One Funding Corporation
        749,000     6.370% *    11/13/07 .............................   743,364
UBS Finance
      1,000,000     5.309% *    10/10/07 ................................998,687
      1,000,000     5.300% *    10/12/07 ................................998,399
                                                                 ---------------
                Total Commercial Paper                                21,393,513
                                                                 ---------------
CORPORATE BONDS (29.24%)
Aerospace - Defense
General Dynamics Corporation
      1,250,000     3.000%      05/15/08 ..............................1,231,869

Banking and Financial
Bank of America Corporation
      1,340,000     3.850%      02/15/08 ..............................1,333,294
Bank of New York Mellon
      2,150,000     3.750%      02/15/08 ..............................2,136,703
J.P. Morgan
      1,000,000     2.625%      06/30/08 ................................981,862
      1,000,000     6.000%      08/01/08 ..............................1,007,776
US Bank NA
      1,000,000     3.900%      08/15/08 ................................988,719
        500,000     4.125%      03/17/08 ................................497,498
      1,000,000     4.400%      08/15/08 ................................994,285
Wachovia Corporation
        385,000     6.300%      04/15/08 ................................387,022
      2,200,000     3.500%      08/15/08 ..............................2,167,484
Wells Fargo Company
      1,000,000     3.500%      04/04/08 ................................990,970

Computer Hardware
Hewlett-Packard Company
      1,000,000     3.625%      03/15/08 ................................993,044

Financial Services
Bear Stearns Company
      1,000,000     4.000%      01/31/08 ................................996,047
      1,000,000     5.865% **** 10/03/08 ..............................1,000,000


*      Effective yield at date of purchase
**     Interest rate fluctuates weekly with 3-month US Treasury bill rate
***    Variable rate, put option subject to no longer than 7-day settlement
****   Interest rate fluctuates monthly with Libor
*****  Interest rate fluctuates monthly with 1-year US Treasury note
****** Interest rate fluctuates with prime rate, put option subject to no longer than 7-day settlement

                       See notes to financial statements.

Vintage Mutual Funds, Inc.
Liquid Assets Fund (Continued)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2007
Par/
Share Value     Description                                             Value
-----------     ------------                                            -----

Corporate Bonds (Continued):
Financial Services (Continued):
Boeing Capital Corporation
      1,000,000     4.750%      08/25/08 ............................$  998,034
Caterpillar Financial Services
      1,000,000     3.670%      10/04/07 ...............................999,857
        500,000     3.625%      11/15/07 ...............................499,143
      1,000,000     3.800%      02/08/08 ...............................995,198

Financial Services (cont.)
Credit Suisse FB USA
      1,000,000        5.400%      12/21/07 ..........................1,000,000
      1,270,000        4.625%      01/15/08 ..........................1,267,778
      1,000,000        6.500%      06/01/08 ..........................1,006,697
HSBC Finance Corporation
      1,000,000        6.400%      06/17/08 ..........................1,006,656
Lehman Brothers Holdings
      2,500,000        4.000%      01/22/08 ..........................2,491,218
        237,000        6.500%      04/15/08 ........................... 238,257
Merrill Lynch and Company
        500,000        4.000%      11/15/07 ........................... 499,237
      3,000,000        3.125%      07/15/08 ..........................2,953,224
National Rural Utilities
      1,000,000        3.875%      02/15/08 ........................... 995,369

Industrial Goods and Equipment
Praxair, Inc.
        950,000        2.750%      06/15/08 ........................... 933,573

Miscellaneous
Kuehn Enterprises
        950,000        5.080% ***  10/01/43 ........................... 950,000
Schneider Capital Finance
      1,700,000        5.080% ***  07/01/43 ..........................1,700,000

Retail General Merchandise
Target Corporation
        225,000        3.375%      03/01/08 ........................... 223,187
                                                               ----------------
                Total Corporate Bonds                                34,464,001
                                                               ----------------
                Total Unaffiliated Issuers                           80,852,175
                                                               ----------------

REPURCHASE AGREEMENTS (31.25%)
Seattle-Northwest Securities Corporation
     14,830,150     4.900%      10/01/07 ............................14,830,150
                (Purchased on 09/28/07, proceeds at
                maturity $14,836,206; Collateralized
                by $16,209,000 U.S. Government
                Agencies, 01/22/08 - 08/06/38,
                collateral worth $15,128,300)

Bear Stearns and Company, Inc.
     22,000,000     5.080%      10/01/07 ............................22,000,000
                (Purchased on 09/28/07, proceeds at
                maturity $22,009,313; Collateralized
                by $28,500,233 U.S. Government
                Agencies, 06/01/20 - 08/01/37,
                collateral worth $22,441,896)

                Total Repurchase Agreements                          36,830,150
                                                                ---------------

                Total Investments in Securities
                (99.85%) (Cost $117,682,325)                      $ 117,682,325
                Other Assets and Liabilities (0.15%)                    172,674
                                                                ---------------
                NET ASSETS (100.00%)                              $ 117,854,999
                                                                ===============

***    Variable rate, put option subject to no longer than 7-day settlement

                       See notes to financial statements.

Performance Report                                   Vintage Mutual Funds, Inc.
--------------------------------------------------------------------------------

VINTAGE FIXED INCOME FUNDS

During the past six months, the fixed income markets experienced a broad array of environments. The market first had to contend with the announcement of slower-than-expected first quarter growth at 0.6 percent, followed by a faster-than-expected 3.8 percent growth rate in the second quarter. Faster-than-expected growth sent interest rates up as the ten-year Treasury touched a five-year peak of 5.30 percent during the second quarter. The third quarter brought credit market turmoil caused by contagion from rising delinquencies in sub-prime mortgages. Risk aversion pushed interest rates decidedly lower on concerns of a credit crunch's impact on the broader economy. The ten-year U.S. Treasury rate fell to finish the period at 4.59 percent. Despite these peaks and troughs, intermediate interest rates finished the period nearly unchanged. Fixed income market performance was the tale of two quarters as the Lehman Aggregate Index fell -0.52 percent in the second quarter only to rebound in the third quarter earning 2.84 percent. Equity markets moved higher as the S&P 500 index advanced 8.43 percent during the period.

The Fed met four times during the period and lowered the Fed funds rate 0.50 percent to 4.75 percent at the September meeting in order "to help forestall some of the adverse effects on the broader economy that might arise from the disruptions in financial markets." Leveraged investors, such as hedge funds and investment banks, discovered the value of their low-quality sub-prime holdings had fallen significantly, which triggered the need to either sell holdings or add capital. Most firms chose the former, which led to a volume of selling that overwhelmed buyers. Credit market trading volumes declined considerably and asset-backed commercial paper (ABCP) issuers saw their cost of borrowing increase dramatically. In short, a credit crisis ensued where fear of losses overwhelmed the opportunity to earn higher income.

Sub-prime borrowers are classified as those people with credit scores less than 660 (prime borrowers have a score above 700) and make up approximately 14 percent of the total mortgage market. Payment delinquencies have increased on many loans originated in recent years due to lax underwriting standards used by a number of loan originators. The problem loans are concentrated in adjustable rate mortgages, where homeowners are experiencing significant increases in their monthly payment at a predetermined rate reset date. While higher delinquencies and defaults has forced some originators out of business and caused lending standards to improve, we expect the impact on the vast majority of home buyers to be muted. WB Capital has made investments in sub-prime mortgages, but mostly in fixed rate AAA-rated securities with 20 percent or greater credit support at purchase. The securities managed by WB Capital have a very low likelihood of experiencing any impairment or loss.

The overall economy continues to be sound, despite difficulty in the housing and financial markets. Residential construction makes up only four percent of the U.S. gross domestic product yet is grabbing eighty percent of the headlines. High-frequency and up-to-date economic statistics, such as the ISM Manufacturing and Non-Manufacturing surveys, point to a continuing trend of economic expansion albeit at a pace modestly below the economy's potential. Labor market indicators concur, with job growth slowing from 126,000 new jobs per month in the second quarter to 97,000 new jobs per month in the third quarter.

The economy's inflation outlook and the bond market's risk tolerance have a direct impact on the overall level of both interest rates and risk premiums. Inflation currently resides at the Fed's upper boundary and supports interest rates at or above the current level. The August reading for the core PCE was 1.8 percent while the core CPI was 2.1 percent. Forward looking inflation indicators such as high capacity utilization (82.2 percent), low unemployment (4.7 percent), rising average hourly earnings (up 4.1 percent in past year), growing exports (up 7.1 percent in past year) and persistently rising commodity prices indicate inflationary pressures from businesses and labor are not immediately poised to recede. As financial institutions move beyond the recent losses acknowledged and suffered in sub-prime holdings, investors are likely to push risk premiums lower over the intermediate timeframe.

Interest rates fell across all maturities, pushing bond prices higher. Price increases added to coupon income resulting in positive total returns. The yield curve steepened during the period as two-year rates fell at a faster pace than ten-year rates. The difference between two-year and ten-year yields expanded by
0.54 percent to 0.61 percent. Short-term interest rates fell significantly on the expectation of further assistance from the Fed. The yield curve steepened between ten and thirty years, to now provide an additional 0.25 percent for extending. Only the thirty-year bond yields more than the Fed funds rate.

Performance Report                                   Vintage Mutual Funds, Inc.
--------------------------------------------------------------------------------

Our fixed income strategy is guided by our central forecast of both the economy and the markets. Our economic forecast is for moderate growth slightly below potential for the next several quarters. Job growth will continue to absorb new entrants resulting in a stable unemployment rate and high levels of capacity utilization. Core inflation is expected to remain at the upper boundary of the Fed's desired range, keeping intermediate interest rates range-bound. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk.

In summary, we see the economy to be on solid footing and expect the Federal Reserve to remain vigilant on the risk of inflation. The portfolios continue to maintain a focus on capital preservation.


VINTAGE BOND FUND

Fixed income total returns mimicked coupon income during the past six months as intermediate interest rates fell slightly. The ten-year Treasury reached its peak for the period in June 2007 with a yield of 5.30 percent. Interest rates began a steady decline in mid-July as the news of two hedge funds managed by Bear Stearns gathered the undesired limelight due to losses from leveraged positions in sub-prime holdings. Many other financial firms followed, announcing write-downs on their sub-prime activity. Corporate takeovers via LBO's hit a wall as debt investors pushed back due to relatively low yields and few protective covenants. Ironically, tighter lending conditions for low quality borrowers may be the best prescription for the corporate bond market. The pace of ill-conceived LBO activity was forced to slow due to either fewer financing alternatives or market discipline limiting the amount of debt in new deals. Lower debt and higher levels of equity in LBO transactions reduces the chance of high defaults and poor performance later. The ten-year Treasury reached a low of
4.33 percent during September 2007 due to a flight to quality.

The major risk sectors of the bond market struggled against Treasuries during the period. Corporate bonds underperformed Treasuries by -2.36 percent as risk aversion ruled supreme. The normally quiet asset-backed securities sector (ABS) (-1.91 percent) also underperformed as investors fled the sector. Interest rate volatility continued to climb which dragged mortgage-backed securities (MBS) (-1.43 percent) lower. Agencies (-0.34 percent) also slumped on slightly higher swap spread levels.

Throughout the period, performance was supported by a yield advantage relative to the benchmark and a neutral weight to the MBS sector. An overweight to spread sectors in general and the corporate sector specifically held back performance. Corporate security selection and credit sector allocation slightly pulled down relative performance. Interest rate risk management had little impact on performance as the portfolio held a neutral stance to interest rate risk. The portfolio continues to maintain an income advantage with managed risk taking. As relative valuations in the MBS market improve, we anticipate increasing the portfolio's exposure to this sector.

Our fixed income strategy is guided by our central forecast of both the economy and the markets. Our economic forecast is for moderate growth slightly below potential for the next several quarters. Job growth will continue to absorb new entrants resulting in a stable unemployment rate and high levels of capacity utilization. Core inflation is expected to remain at the upper boundary of the Fed's desired range, keeping intermediate interest rates range-bound. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk.

The investment strategy is focused on holding less interest rate risk than the benchmark and continues to hold an overweight in fixed income sectors that generate an income advantage over the index. Corporate bonds and asset-backed securities continue to hold overweight positions. Mortgage-backed securities weightings are near benchmark levels, while the portfolio holds an overweight in CMO's. U.S. Treasury allocations continue to possess a significant underweight. An expectation of sustained economic and job growth supports the strategy.

Performance Report                                   Vintage Mutual Funds, Inc.
--------------------------------------------------------------------------------

VINTAGE LIMITED TERM BOND FUND

Fixed income total returns slightly outperformed coupon income during the past six months as short-term interest rates fell. The two-year Treasury reached its peak for the period in June 2007 with a yield of 5.10 percent. Interest rates began a steady decline in mid-July as the news of two hedge funds managed by Bear Stearns gathered the undesired limelight due to losses from leveraged positions in sub-prime holdings. Many other financial firms followed, announcing write-downs on their sub-prime activity. Corporate takeovers via LBO's hit a wall as debt investors pushed back due to relatively low yields and few protective covenants. Ironically, tighter lending conditions for low quality borrowers may be the best prescription for the corporate bond market. The pace of ill-conceived LBO activity was forced to slow due to either fewer financing alternatives or market discipline limiting the amount of debt in new deals. Lower debt and higher levels of equity in LBO transactions reduces the chance of high defaults and poor performance later. The two-year Treasury reached a low of
3.86 percent during September 2007 due to a flight to quality.

The major risk sectors of the bond market struggled against Treasuries during the period. Corporate bonds underperformed Treasuries by -2.36 percent as risk aversion ruled supreme. The normally quiet asset-backed securities sector (ABS) (-1.91 percent) also underperformed as investors fled the sector. Interest rate volatility continued to climb which dragged mortgage-backed securities (MBS) (-1.43 percent) lower. Agencies (-0.34 percent) also slumped on slightly higher swap spread levels.

Throughout the period, performance was supported by a yield advantage relative to the benchmark. An overweight to spread sectors in general and the corporate sector specifically held back performance. Corporate security selection and credit sector allocation slightly pulled down relative performance. Interest rate risk management had little impact on performance as the portfolio held a neutral stance to interest rate risk. The portfolio continues to maintain an income advantage with managed risk taking. As relative valuations in the MBS market improve, we anticipate increasing the portfolio's exposure to this sector.

Our fixed income strategy is guided by our central forecast of both the economy and the markets. Our economic forecast is for moderate growth slightly below potential for the next several quarters. Job growth will continue to absorb new entrants resulting in a stable unemployment rate and high levels of capacity utilization. Core inflation is expected to remain at the upper boundary of the Fed's desired range, keeping intermediate interest rates range-bound. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk.

The investment strategy is focused on holding less interest rate risk than the benchmark and continues to hold an overweight in fixed income sectors that generate an income advantage over the index. Corporate bonds, asset-backed securities and mortgage-backed securities continue to hold overweight positions. U.S. Treasury allocations continue to possess a significant underweight. An expectation of sustained economic and job growth supports the strategy.

VINTAGE MUNICIPAL BOND FUND

The liquidity crisis during the third calendar quarter decoupled municipal returns from Treasury returns for a period as investors shed all types of risk including relatively safe municipal bonds. The yield curve steepened during August but the bid for tax-exempt product returned in September, and the 10 year municipal yield was virtually unchanged for the six month period. Performance of the Fund benefited from an overweight to longer callable bonds and the flight to quality during the period.

The Fund has made significant changes over the past year, increasing income and improving relative performance. Increasing callable bond exposure as well as the addition of some higher yielding exposures through non-rated bonds and higher yield sectors pushed overall portfolio yield higher and resulted in improving performance relative to peers. The Fund's twelve month Morningstar ranking improved to the 22nd percentile and ended the most recent calendar quarter in the 7th percentile. Investment strategy continues to increase exposure to municipal sectors and structures that generate an income advantage over the index while maintaining interest rate risk modestly lower than the index.

Vintage Mutual Funds, Inc.
Limited Term Bond Fund

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2007

Par/
Share Value     Description                                               Value
-----------     -----------                                               -----
U.S. GOVERNMENT AGENCIES (25.80%)
Federal Home Loan Mortgage Corporation (5.30%)
      1,500,000   5.750%    03/15/09 ...............................$ 1,526,944
                                                               ----------------

Federal National Mortgage Association (20.50%)

      2,300,000   6.625%    09/15/09 ................................ 2,395,087
      3,000,000   7.125%    06/15/10 ................................ 3,203,403
        300,000   4.375%    09/13/10 ................................   299,467
                                                               ----------------
                                                                      5,897,957
                                                               ----------------
                Total U.S. Government Agencies                        7,424,901
                                                               ----------------

MORTGAGE RELATED SECURITIES (36.88%)
Collateralized Mortgage Obligations (6.05%)
        774,370 Federal Home Loan Mortgage
                Corporation 2971 Class PE
                  4.500%    03/15/26 ................................   769,067
        818,169 Federal Home Loan Mortgage
                Corporation 3089 Class LP
                  5.500%    12/15/29 ................................   822,924
        125,333 Structured Asset 2001-1 B2
                  7.120%    02/25/31 ................................   124,737
         24,432 Structured Asset Securities
                  5.330%    04/25/32 ................................    24,446
                                                                ----------------
                                                                      1,741,174
                                                                ----------------
Federal Home Loan Mortgage Corporation
Mortgage-Backed Pools (12.42%)
            608 Pool #E61274 7.000%    08/01/09 .....................       609
        621,053 Pool #M90830 3.500%    08/01/08 .....................   606,154
        821,587 Pool #M90842 4.000%    09/01/08 .....................   810,700
        345,957 Pool #M90877 4.000%    12/01/08 .....................   340,988
        628,944 Pool #M90980 5.000%    05/01/10 .....................   626,133
        698,487 Pool #M90988 5.000%    07/01/10 .....................   695,365
        500,304 Pool #M90876 4.000%    11/01/08 .....................   493,365
                                                               ----------------
                                                                      3,573,314
                                                               ----------------
Federal National Mortgage Association
Mortgage-Backed Pools (2.75%)

      810,528 Pool #254711 4.000%    03/01/10 ....................... $ 791,695
                                                                 ---------------
Mortgage Related Securities (cont.)
Asset Backed Securities (15.66%)
      385,347 Amresco 1997-2 M1F 7.430%    06/25/27 .................   378,122
    1,110,000 Chase Mortgage 2003-4 1A5 5.416%   05/25/33 ........... 1,077,467
      329,060 Chase Mortgage 2003-6 1A3 3.340%    05/25/26 ............ 324,510
      893,000 Countrywide ABS 5.971%    09/25/46 ....................   890,973
      232,342 Countrywide ABS 4.575%    07/25/35 ....................   230,438
       76,235 First Alliance Step 6.520% 09/20/29 ...................    76,732
      241,334 Green Tree 7.350%    05/15/27 .........................   251,997
      191,767 Green Tree 7.600%    10/15/27 .........................   199,279
       32,262 IMC Home Equity 7.080%    08/20/28 ...................     32,176
      145,522 Indymac 1998-2 A2 6.170%    12/25/11 ..................   140,430
      667,747 POPLR 2005-B AF3 4.620%    08/25/35 ...................   662,934
       25,059 RAMP 2004-RS12 AI3 3.981%    04/25/29 ................     25,059
      218,029 RAMP 2005-RS1 4.109%    01/25/35 ......................   215,583
                                                                ---------------
                                                                      4,505,700
                                                                ---------------
              Total Mortgage Related Securities                      10,611,883
                                                                ---------------
Municipal Bonds (0.11%)
Revenue Bond - Education
       30,000 Azusa Pacific University, CA 7.250%    04/01/09 .......    30,645

CORPORATE BONDS (33.76%)
Automotive Finance (1.04%)
        300,000 Daimler Chrysler NA 4.750%    01/15/08 ..............   299,164
                                                                ----------------
Banking and Financial (4.13%)
        300,000 Bank of America Corporation 3.875%    01/15/08 ......   298,663
        300,000 US Bank NA 4.125%    03/17/08 .......................   298,037
        300,000 Wachovia Corporation 3.500%    08/15/08 .............   296,050
        300,000 Wells Fargo Company 4.000%    08/15/08 ..............   296,881
                                                                ----------------
                                                                      1,189,631
                                                                ----------------
Beverages (1.39%)

        400,000 Diageo Capital PLC 3.500%    11/19/07 ...............   398,951
                                                                ----------------
Electric Utility (1.37%)
         96,000 Arkansas Electric 7.330%    06/30/08 ................    96,745
        300,000 Duke Energy Corporation 3.750%    03/05/08 ..........   298,110
                                                                ----------------
                                                                        394,855
                                                                ----------------

                       See notes to financial statements.

Vintage Mutual Funds, Inc.
Limited Term Bond Fund (continued)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2007

Par/
Share Value     Description                                              Value
-----------     -----------                                              -----
CORPORATE BONDS (Continued):
Financial Services (12.50%)
        300,000 American General Finance
                  2.750%    06/15/08 ................................ $ 294,844
        250,000 Bear Stearns Company
                  4.550%    06/23/10 ................................   243,516
        300,000 Citigroup, Inc.
                  3.500%    02/01/08 ................................   298,290
        400,000 Countrywide Home Loan
                  3.250%    05/21/08 ................................   385,500
        400,000 General Electric Capital Corporation
                  4.625%    09/15/09 ................................   397,412
        300,000 Goldman Sachs Group
                  4.500%    06/15/10 ................................   295,686
        300,000 HSBC Finance Corporation
                  4.750%    04/15/10 ................................   296,934
        250,000 John Deere Corporation
                  4.400%    07/15/09 ................................   247,559
        250,000 JP Morgan Chase and Company
                  4.500%    11/15/10 ................................   246,328
Financial Services (cont.)
        300,000 Lehman Brothers Holdings
                  4.000%    01/22/08 ................................   298,353
        300,000 Morgan Stanley
                  4.000%    01/15/10 ................................   293,092
        300,000 Washington Mutual Finance
                  4.375%    01/15/08 ................................   298,375
                                                               ----------------
                                                                      3,595,889
                                                               ----------------
Food Products (1.05%)
        300,000 Kroger Company
                  7.450%    03/01/08 ................................   302,396
                                                               ----------------
Forest Products (1.40%)
        400,000 Weyerhaeuser Company
                  5.950%    11/01/08 ................................   402,002
                                                               ----------------
Media (4.08%)
        300,000 AOL Time Warner
                  6.750%    04/15/11 ................................   311,818
        300,000 Comcast Cable Communications
                  6.750%    01/30/11 ................................   311,159
        250,000 Disney (Walt) Company
                  5.700%    07/15/11 ................................   253,569
        300,000 Gannett Company
                  4.125%    06/15/08 ................................   297,110
                                                                ----------------
                                                                      1,173,656
                                                                ----------------
Networking Products (0.88%)
        250,000 Cisco Systems, Inc.
                  5.250%    02/22/11 ................................   252,325
                                                               ----------------
Paper Products (0.86%)
        250,000 International Paper Company 4.250%    01/15/09 ......   246,187
                                                               ----------------
Real Estate Investment Trust (1.04%)
        300,000 Simon Property Group 6.375%    11/15/07 .............   300,126
                                                               ----------------
Retail General Merchandise (0.92%)
        250,000 Target Corporation 7.500%    08/15/10 ...............   266,107
                                                               ----------------
Telecommunications (3.10%)
        300,000 America Movil SA
                  4.125%    03/01/09 ................................   295,814
        300,000 AT&T, Inc. (SBC Communications)
                  4.125%    09/15/09 ................................   295,119
        300,000 Sprint Corporation
                  6.125%    11/15/08 ................................   302,208
                                                               ----------------
                                                                        893,141
                                                               ----------------
                Total Corporate Bonds                                 9,714,430
                                                               ----------------
                Total Unaffiliated Issuers                           27,781,859
                                                               ----------------
AFFILIATED MUTUAL FUND (3.15%)
        906,236 Vintage Liquid Assets Fund
                I Shares         4.541%................................ 906,236
                                                               ----------------
                Total Investments in Securities
                (99.70%) (Cost $28,750,048)                        $ 28,688,095
                Other Assets and Liabilities (0.30%)                     85,942
                                                               ----------------
                NET ASSETS (100.00%)                               $ 28,774,037
                                                               ================
                       See notes to financial statements.

Vintage Mutual Funds, Inc.
Bond Fund

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2007

Par/
Share Value     Description                                              Value
-----------     -----------                                              -----
U.S. Treasury Notes (0.72%)
        500,000    4.500%    02/15/09 ..............................  $ 503,399
                                                                 ---------------
U.S. Treasury Strips (3.20%)
      1,320,000    0.000%    11/15/18 ..............................    771,281
      1,425,000    0.000%    05/15/20 ..............................    765,891
      1,720,000    0.000%    08/15/25 ..............................    707,845
                                                                 ---------------
                Total U.S. Treasury Strips                            2,245,017
                                                                 ---------------
U.S. Government Agencies (13.22%)
Federal Home Loan Mortgage Corporation (3.40%)
        730,000    6.750%    09/15/29 ..............................    870,623
        445,000    6.000%    06/15/11 ..............................    467,409
        400,000    5.125%    07/15/12 ..............................    408,842
        170,000    4.500%    07/15/13 ..............................    168,032
        450,000    5.500%    08/23/17 ..............................    467,720
                                                                 ---------------
                                                                      2,382,626
Federal National Mortgage Association (9.82%)
      1,000,000    5.000%    02/16/12 ..............................  1,015,115
      2,040,000    4.500%    06/01/10 ..............................  2,040,216
        500,000    7.125%    01/15/30 ..............................    619,975
      2,000,000    7.125%    06/15/10 ..............................  2,135,602
         60,000    5.375%    07/15/16 ..............................     61,727
      1,000,000    4.875%    05/18/12 ..............................  1,011,371
                                                                 ---------------
                                                                      6,884,006
                                                                 ---------------
                Total U.S. Government Agencies                        9,266,632
                                                                 ---------------
Mortgage Related Securities (47.07%)
Collateralized Mortgage Obligation (4.99%)
         71,461 Federal Home Loan Mortgage
                Corporation 2123 Class PE
                   6.000%    12/15/27 ..............................     71,751
      1,925,000 Federal Home Loan Mortgage
                Corporation 3076 Class PC
                   5.500%    11/15/25 ..............................  1,939,026
        640,645 Structured Asset 2001-1 B2
                   7.170%    02/25/31 ..............................    637,595
        856,935 Washington Mutual 2003-AR4 A6
                   3.423%    05/25/33 ..............................    853,391
                                                                 ---------------
                                                                      3,501,763
                                                                 ---------------
Federal Home Loan Mortgage Corporation
Mortgage-Backed Pools (13.70%)
        762,004 Pool #E01419    5.500%   05/01/18.......................762,154
        325,653 Pool #A19963    5.500%   03/01/34.......................319,538
         52,709 Pool #C00592    7.000%   03/01/28........................54,814
         51,458 Pool #C00896    7.500%   12/01/29........................53,923
        719,810 Pool #C01491    6.000%   02/01/33.......................723,860
         97,124 Pool #C19588    6.500%   12/01/28........................99,747
         73,477 Pool #C72044    6.500%   10/01/32........................75,227
        133,291 Pool #C76748    6.000%   02/01/33.......................133,923
        738,883 Pool #C78237    5.500%   04/01/33.......................725,580
      1,737,593 Pool #E01488    5.000%   10/01/18.....................1,708,440
       931,025 Pool #E01545    5.000%   01/01/19........................915,214
        67,030 Pool #E99510    5.500%   09/01/18.........................66,977
       658,258 Pool #G01444    6.500%   08/01/32........................674,564
     1,301,513 Pool #G01563    5.500%   06/01/33......................1,278,080
       768,140 Pool #G01772    5.000%   02/01/35........................734,649
       827,205 Pool #G01896    5.000%   09/01/35........................790,367
       336,872 Pool #M90876    4.000%   11/01/08........................332,199
        33,213 Pool #C53696    7.000%   06/01/31.........................34,482
        51,071 Pool #E00436    7.000%   06/01/11.........................52,493
        67,108 Pool #G80135    7.000%   10/25/24.........................69,962
                                                                  --------------
                                                                      9,606,193
                                                                  --------------
Federal National Mortgage Association
Mortgage-Backed Pools (19.00%)

        79,716 ARM #686168   6.685%   05/01/32...........................81,208
       735,853 Pool #735415    6.500%   12/01/32........................754,269
       188,451 Pool #240650    7.500%   07/01/21........................197,766
        45,921 Pool #250990    7.500%   07/01/27.........................48,191
        67,791 Pool #251614    7.000%   04/01/28.........................70,625
        88,123 Pool #251697    6.500%   05/01/28.........................90,530
       139,948 Pool #252334    6.500%   02/01/29........................143,608
        63,778 Pool #252518    7.000%   05/01/29.........................66,921
       881,035 Pool #254759    4.500%   06/01/18........................850,569
       869,018 Pool #254802    4.500%   07/01/18........................838,968
       417,657 Pool #254905    6.000%   10/01/33........................419,766
       157,435 Pool #254982    5.000%   12/01/33........................150,707
       871,078 Pool #255075    5.500%   02/01/24........................862,025
       200,124 Pool #255079    5.000%   02/01/19........................196,717
       153,329 Pool #323282    7.500%   07/01/28........................160,909
        64,803 Pool #323640    7.500%   04/01/29.........................68,027
        61,355 Pool #346287    7.000%   05/01/26.........................63,893
     1,378,559 Pool #357467    5.500%   12/01/33......................1,354,138
        54,084 Pool #535817    7.000%   04/01/31.........................56,359
       352,722 Pool #545759    6.500%   07/01/32........................361,246
       924,482 Pool #545993    6.000%   11/01/32........................929,922
       864,178 Pool #555272    6.000%   03/01/33........................869,263
        47,211 Pool #581592    7.000%   06/01/31.........................49,163
     1,711,638 Pool #683387    5.500%   02/01/33......................1,681,317
       205,939 Pool #713974    5.500%   07/01/33........................202,291
       912,888 Pool #721502    5.000%   07/01/33........................873,878
     1,072,582 Pool #737730    5.500%   09/01/33......................1,053,581
       858,226 Pool #742088    4.500%   04/01/19........................827,150
                                                                  --------------
                                                                     13,323,007
                                                                  --------------
                       See notes to financial statements.

Vintage Mutual Funds, Inc.
Bond Fund (Continued)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2007
Par/
Share Value     Description                                               Value
-----------     -----------                                               -----
Mortgage Related Securities (cont.)
Government National Mortgage Association Pool (2.78%)
        114,766 Pool #2536        7.500%   01/20/28..................$  120,057
      1,114,807 Pool #3584        6.000%   07/20/34.................. 1,121,768
         43,403 Pool #451522    7.500%   10/15/27........................45,595
         92,979 Pool #462556    6.500%   02/15/28........................95,411
          9,695 Pool #466138    7.500%   12/15/28........................10,181
         55,063 Pool #469699    7.000%   11/15/28........................57,712
         70,894 Pool #486760    6.500%   12/15/28........................72,748
         54,128 Pool #780453    7.500%   12/15/25........................56,877
         82,062 Pool #780584    7.000%   06/15/27........................86,097
         96,582 Pool #780717    7.000%   02/15/28.......................101,310
         56,929 Pool #780936    7.500%   12/15/28........................59,814
        116,867 Pool #780990    7.500%   12/15/28.......................122,753
                                                                 ---------------
                                                                      1,950,323
                                                                 ---------------
Asset Backed Securities (6.60%)
        385,347 Amresco 1997-2 M1F
                   7.430%    06/25/27 ..............................    378,122
      1,100,000 Chase Mortgage 2003-4 1A5
                   5.416%    05/25/33 ..............................  1,067,760
        359,224 Chase Mortgage 2003-6 1A3
                   3.340%    05/25/26 ..............................    354,257
        709,102 CIT Group 2002-1 AF5
                   6.710%    02/25/33 ..............................    733,884
          6,592 ContiMortgage 1999-1 A7
                   6.470%    12/25/13 ..............................      6,568
        299,256 Countrywide ABS
                   4.575%    07/25/35 ..............................    296,804
        201,810 Equity One
                   6.039%    11/25/23 ..............................    187,678
         22,374 FHLMC Pass Thru T-5 A6
                   7.120%    06/25/28 ..............................     22,463
        552,337 GreenTree 1996-3 A6
                   7.850%    05/15/27 ..............................    583,365
        291,044 Indymac 1998-2 A2
                   6.170%    12/25/11 ..............................    280,860
        565,017 POPLR 2005-B AF3
                   4.620%    08/25/35 ..............................    560,944
         31,324 RAMP 2004-RS12 AI3
                   3.981%    04/25/29 ..............................     31,324
        121,244 Southern Pacific 1998-1 A6
                   7.080%    03/25/28 ..............................    120,833
                                                                 ---------------
                                                                      4,624,862
                                                                 ---------------
                Total Mortgage Related Securities                    33,006,148
                                                                 ---------------
Municipal Bonds (1.34%)
General Obligation State Bonds (1.16%)
       815,000 Oregon State G.O.
                  3.742%    06/01/08 .................................. 809,719
                                                                 ---------------
Revenue Bonds - Education (0.18%)
       130,000 Pennsylvania Higher Education
                  4.700%    07/01/09 ...............................    129,290
                                                                 ---------------
               Total Municipal Bonds                                    939,009
                                                                 ---------------
Corporate Bonds (32.17%)
Aerospace - Defense (0.64%)
       445,000 Lockheed Martin Corporation
                  6.150%    09/01/36 ...............................    449,794
                                                                 ---------------
Banking and Financial (1.93%)
       500,000 Bank of America Corporation
                  7.400%    01/15/11 ...............................    532,045
       435,000 Wachovia Corporation
                  5.625%    10/15/16 ...............................    429,680
       435,000 Wells Fargo Company
                  5.375%    02/07/35 ...............................    391,281
                                                                 ---------------
                                                                      1,353,006
                                                                 ---------------
Beverages (0.74%)
       535,000 Anheuser-Busch Company
                  5.950%    01/15/33 ...............................    521,304
                                                                 ---------------
Building Products (0.75%)
       520,000 Lafarge SA
                  6.500%    07/15/16 ...............................    527,605
                                                                 ---------------
Consumer Goods and Services (0.66%)
       490,000 Fortune Brands, Inc.
                  5.375%    01/15/16 ...............................    464,676
                                                                 ---------------
Electric Utility (1.86%)
       490,000 Appalachian Power Company
                  5.000%    06/01/17 ...............................    453,442
       435,000 Pacific Gas and Electric
                  6.050%    03/01/34 ...............................    427,210
       435,000 Virginia Electric
                  5.400%    01/15/16 ...............................    420,343
                                                                 ---------------
                                                                      1,300,995
                                                                 ---------------
Financial Services (6.29%)
        505,000 CIT Group, Inc.
                   4.750%    12/15/10 ..............................    480,625
        650,000 Citigroup, Inc.
                   5.125%    05/05/14 ..............................    633,073
        450,000 Countrywide Loan
                   4.000%    03/22/11 ..............................    402,919
        680,000 GE Capital Corporation
                   6.125%    02/22/11 ..............................    700,776
        350,000 GE Capital Corporation
                   6.750%    03/15/32 ..............................    385,341
        700,000 Household Finance
                   4.750%    07/15/13 ..............................    666,208
        490,000 JP Morgan Chase and Company
                   3.500%    03/15/09 ..............................    479,427
        240,000 JP Morgan Chase and Company
                   4.500%    01/15/12 ..............................    231,616
        455,000 Lehman Brothers Holdings
                   5.500%    04/04/16 ..............................    429,110
                                                                 ---------------
                                                                      4,409,095
                                                                 ---------------
Food Products (1.16%)
        810,000 Kroger Company
                   7.450%    03/01/08 ..............................    816,469
                                                                 ---------------
Home Building and Services (0.87%)
        715,000 DR Horton, Inc.
                   5.625%    09/15/14 ..............................    607,839
                                                                 ---------------

                       See notes to financial statements.

Vintage Mutual Funds, Inc.
Bond Fund (Continued)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2007

Par/
Share Value     Description                                            Value
-----------     -----------                                            -----
Corporate Bonds (cont.)
Insurance (1.25%)
        450,000 Allstate Corporation
                   5.000%    08/15/14 ............................. $   435,627

        440,000 Genworth Financial
                   5.750%    06/15/14 ..............................    440,860
                                                                 ---------------
                                                                        876,487
                                                                 ---------------
Machinery and Equipment (0.98%)

        250,000 Caterpillar, Inc.
                   6.050%    08/15/36 ..............................    250,318
        450,000 Johnson Controls, Inc.
                   4.875%    09/15/13 ..............................    439,926
                                                                 ---------------
                                                                        690,244
                                                                 ---------------
Medical Hospital Management (0.67%)
        490,000 Wellpoint, Inc.
                   5.250%    01/15/16 ..............................    468,393
                                                                 ---------------
Media (1.69%)
       120,000 AOL Time Warner
                  7.625%    04/15/31 ................................   130,522
       255,000 AOL Time Warner
                  6.875%    05/01/12 ...............................    267,567
       800,000 Comcast Cable Communications
                  5.875%    02/15/18 ...............................    786,913
                                                                 ---------------
                                                                      1,185,002
                                                                 ---------------
Mining (0.68%)
       490,000 BHP Finance USA
                  5.250%    12/15/15 ...............................    476,588
                                                                 ---------------

Oil and Gas (2.03%)
       380,000 Conoco, Inc.
                  6.950%    04/15/29 ...............................    417,935
       600,000 Enterprise Products Operation
                  5.000%    03/01/15 ...............................    563,170
       440,000 Tesoro Corporation
                  6.250%    11/01/12 ...............................    441,100
                                                                 ---------------
                                                                      1,422,205
                                                                 ---------------
Paper Products (0.98%)
       695,000 International Paper Company
                  4.250%    01/15/09 ...............................    684,401
                                                                 ---------------
Pharmaceuticals (0.63%)
       450,000 Cardinal Health, Inc.
                  5.850%    12/15/17 ...............................    443,849
                                                                 ---------------
Pipelines (0.42%)
       280,000 Kinder Morgan Energy
                  6.750%    03/15/11 ...............................    291,470
                                                                 ---------------
Railroads (0.41%)
       280,000 Union Pacific Corporation
                  6.625%    02/01/29 ...............................    283,988
                                                                 ---------------

Real Estate Investment Trust (2.38%)
       450,000 Avalon Bay Apartments
                  5.500%    01/15/12 ...............................    449,898
       575,000 Realty Income Corporation
                  5.500%    11/15/15 ...............................    543,282
       630,000 Simon Property Group
                  7.750%    01/20/11 ...............................    672,114
                                                                 ---------------
                                                                      1,665,294
                                                                 ---------------
Retail General Merchandise (0.59%)
        425,000 May Department Stores
                   5.750%    07/15/14 ...............................   411,085
                                                                 ---------------
Telecommunications (3.36%)
        605,000 America Movil SA
                   5.500%    03/01/14 ..............................    596,346
        365,000 AT&T, Inc. (SBC Communications)
                   5.875%    08/15/12 ..............................    373,606
        310,000 AT&T Wireless
                   7.875%    03/01/11 ..............................    335,423
        295,000 Sprint Corporation
                   8.375%    03/15/12 ..............................    324,805
        765,000 Verizon Corporation
                   4.900%    09/15/15 ..............................    728,702
                                                                 ---------------
                                                                      2,358,882
                                                                 ---------------
Utilities (0.61%)
        425,000 Cincinnati Gas and Electric
                   5.700%    09/15/12 ..............................    430,147
                                                                 ---------------
Waste Disposal (0.59%)
        435,000 Waste Management, Inc.
                   5.000%    03/15/14 ..............................    416,568
                                                                 ---------------
                Total Corporate Bonds                                22,555,386
                                                                 ---------------
Preferred Stock (0.36%)
Real Estate Investment Trust
         10,000 Realty Income Senior Preferred
                   8.250%    11/15/08 ..............................    256,200
                                                                 ---------------
                Total Unaffiliated Issuers                           68,771,791
                                                                 ---------------
Affiliated Mutual Fund (1.45%)
      1,015,690 Vintage Liquid Assets Fund
                I Shares         4.541%...............................1,015,690
                                                                 ---------------
                Total Investments in Securities
                (99.53%) (Cost $70,676,459)                        $ 69,787,481
                Other Assets and Liabilities (0.47%)                    326,902
                                                                 ---------------
                 Net Assets (100.00%)                               $ 70,114,383
                                                                 ===============
                       See notes to financial statements.

Vintage Mutual Funds, Inc.
Municipal Bond Fund

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2007
Par/
Share Value     Description                                          Value
-----------     -----------                                          -----
Municipal Bonds (91.81%)
Alabama (3.10%)
        200,000 Decatur, AL G.O.
                   4.250%    10/01/22 ............................... $ 196,406
        290,000 Montgomery, AL G.O.
                   5.000%    01/01/23 ...............................   302,125
                                                                 ---------------
                                                                        498,531
                                                                 ---------------
Alaska (1.31%)
        200,000 Alaska Municipal Bond Bank Authority
                   5.000%    09/01/22 ...............................   211,208
                                                                 ---------------
California (6.53%)
        290,000 California State
                   5.000%    12/01/17 ..............................    306,687
        500,000 California State Revenue
                   5.250%    07/01/13 ..............................    542,535
        200,000 San Diego, CA School District
                   4.500%    07/01/24 ..............................    201,346
                                                                 ---------------
                                                                      1,050,568
                                                                 ---------------
Colorado (1.91%)

        290,000 Evergreen, CO G.O.
                   5.000%    12/01/19 ...............................   307,565
                                                                 ---------------

Florida (3.28%)
        200,000 Bay County, FL Water System
                   5.000%    09/01/18 ...............................   213,086
        300,000 Collier County, FL Revenue
                   5.000%    06/01/21 ...............................   314,187
                                                                 ---------------
                                                                        527,273
                                                                 ---------------

Illinois (13.92%)
        300,000 De Kalb County, IL G.O.
                   5.000%    12/01/20 ...............................   316,656
        240,000 DuPage County, IL
                   5.000%    11/01/16 ...............................   256,330
        200,000 Evanston, IL
                   5.000%    12/01/23 ...............................   210,332
        300,000 Illinois State G.O.
                   5.250%    10/01/19 ...............................   318,684
        300,000 Kendall County, IL G.O.
                   5.250%    01/01/23 ...............................   320,046
        435,000 Will County, IL School District
                   6.500%    11/01/10 ...............................   472,375
        320,000 Will County, IL School District
                   6.500%    11/01/17 ...............................   346,323
                                                                 ---------------
                                                                      2,240,746
                                                                 ---------------

Indiana (4.28%)
      450,000 Allen County, IN
                  5.750%    10/01/11 ................................   486,207
      200,000 Avon, IN Revenue
                  4.250%    07/15/18 ................................   202,632
                                                                ----------------
                                                                        688,839
                                                                ----------------

Iowa (0.95%)
      160,000 Iowa Higher Education
                  4.200%    10/01/15 ................................   152,654
                                                                ----------------
Massachusetts (4.46%)
      200,000 Massachusetts State Water Pollution
                  5.000%    08/01/17 ................................   216,590
      465,000 Massachusetts State Special Revenue
                  5.000%    06/01/14 ................................   500,498
                                                                ----------------
                                                                        717,088
                                                                ----------------
Minnesota (1.28%)
      200,000 Blooming Prairie School District, MN
                  4.750%    01/01/24 ................................   205,570
                                                                ----------------
New York (5.86%)
      200,000 New York State Revenue
                  5.000%    04/01/16 ................................   216,628
      440,000 New York, NY
                  5.000%    08/01/12 ................................   466,061
      245,000 New York, NY Series G
                  5.000%    12/01/17 ................................   260,923
                                                                ----------------
                                                                        943,612
                                                                ----------------
Ohio (2.64%)
      100,000 Ohio State Higher Education
                  5.000%    10/01/11 ................................   103,819
      300,000 Ohio State University
                  5.250%    06/01/19 ................................   320,265
                                                                ----------------
                                                                        424,084
                                                                ----------------
Pennsylvania (3.18%)
      200,000 Allentown, PA Daily Tender Note
                  4.120%    12/01/29 ................................   200,000
      290,000 Neshaminy, PA G.O.
                  5.000%    05/01/18 ................................   311,054
                                                                ----------------
                                                                        511,054
                                                                ----------------
South Carolina (1.23%)
      200,000 Beaufort County, SC
                  4.250%    03/01/22 ................................   198,290
                                                                ----------------
Tennessee (10.06%)
      1,000,000 Johnson City, TN Revenue
                   5.500%    07/01/12 ............................... 1,080,990
        500,000 Memphis,TN
                   5.000%    11/01/14 ...............................   537,715
                                                                 ---------------
                                                                      1,618,705
                                                                 ---------------
                       See notes to financial statements.

Vintage Mutual Funds, Inc.
Municipal Bond Fund (Continued)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2007

Par/
Share Value    Description                                              Value
-----------    -----------                                              -----
MUNICIPAL BONDS (CONT.)
Texas (11.76%)
        240,000 Denton, TX Utility System
                   5.000%    12/01/13 ...............................   251,710
         40,000 Denton, TX Utility System
                   5.000%    12/01/13 ...............................    41,783
        300,000 Harris County, TX
                   5.250%    10/01/20 ...............................   320,844
        290,000 Hays, TX G.O.
                   0.000%    08/15/14 ...............................   212,553
        290,000 Plano, TX G.O.
                   4.750%    09/01/19 ...............................   301,481
        490,000 Texas State
                   5.250%    10/15/12 ...............................   526,770
        235,000 Texas State Housing Revenue
                   4.300%    09/01/16 ...............................   238,095
                                                                 ---------------
                                                                      1,893,236
                                                                 ---------------
Washington (12.70%)
        125,000 Clark County, WA School District
                   5.250%    12/01/14 ...............................   128,928
        465,000 Grays Harbor County, WA Utility
                   5.500%    01/01/14 ...............................   492,495
        500,000 King County, WA
                   5.000%    01/01/11 ...............................   521,940
        200,000 King County, WA
                   4.000%    12/01/12 ...............................   203,002
        200,000 Seattle, WA G.O.
                   5.000%    08/01/23 ...............................   209,496
        465,000 Washington State Series R03A
                   5.000%    01/01/15 ...............................   488,589
                                                                 ---------------
                                                                      2,044,450
                                                                 ---------------
Wisconsin (3.36%)
        200,000 Kronewetter, WI
                   4.750%    03/01/11 ...............................   201,528
        200,000 Monona, WI Sewer Revenue
                   4.500%    05/01/11 ...............................   201,858
        135,000 Wisconsin State
                   5.000%    04/01/09 ...............................   137,631
                                                                 ---------------
                                                                        541,017
                                                                 ---------------
                Total Municipal Bond                                 14,774,490
                                                                 ---------------
ALTERNATIVE MINIMUM TAX PAPER (6.34%)
Iowa (6.34%)
      1,000,000 Iowa Student Loan Corporation
                   5.100%    06/01/09 ............................... 1,020,590
                                                                 ---------------
MUTUAL FUNDS (0.75%)
        120,364 Lehman Brothers Tax-Free Fund
                   3.700%    10/01/07 ...............................   120,364
                                                                 ---------------
                Total Investments in Securities
                (98.90%) (Cost $15,822,169)                        $ 15,915,444
                Other Assets and Liabilities (1.10%)                    176,853
                                                                 ---------------
                NET ASSETS (100.00%)                               $ 16,092,297
                                                                 ===============
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

                STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
                               SEPTEMBER 30, 2007

                                    INSTITUTIONAL   INSTITUTIONAL     LIQUID
                                    MONEY MARKET      RESERVES        ASSETS
                                    ------------      --------        ------

ASSETS:
Investments, at value:
    Unaffiliated issuers             $ 22,766,510   $ 26,227,099   $ 80,852,175
    Affiliated funds                        -----          -----          -----
    Repurchase agreements              40,737,747     47,964,433     36,830,150
                                     ------------- -------------- --------------
       Total investments               63,504,257     74,191,532    117,682,325
Interest and dividends receivable         221,109        212,825        706,331
Receivable for capital shares issued        -----          -----          -----
Dividend reinvestment receivable          272,523          -----         54,081
Prepaid expenses                            -----          -----          -----
                                     ------------- -------------- --------------
       Total assets                    63,997,889     74,404,357    118,442,737
                                     ------------- -------------- --------------
LIABILITIES:
Dividends payable                         272,525        287,574        429,301
Payable for investments purchased           -----        298,519          -----
Payable for capital shares redeemed         -----          -----          -----
Accrued expenses and other payables:
    Investment advisory fees                5,615          9,176         34,360
    Administration fees                     4,492          3,059         20,616
    Accounting fees                         -----          -----          2,945
    Transfer agency fees                    -----          -----          -----
    Distribution fees                       -----          -----         23,857
    Servicing fees                          -----          -----         34,296
    Other                                  15,988         14,769         42,363
                                     ------------- -------------- --------------
       Total liabilities                  298,620        613,097        587,738
                                     ------------- -------------- --------------
                                     ------------- -------------- --------------
       Net assets                    $ 63,699,269   $ 73,791,260  $ 117,854,999
                                     ============= ============== ==============

Investments, at cost:
    Unaffiliated issuers             $ 22,766,510   $ 26,227,099   $ 80,852,175
    Affiliated funds                        -----          -----          -----
    Repurchase agreements              40,737,747     47,964,433     36,830,150
                                     ------------- -------------- --------------
                                     $ 63,504,257   $ 74,191,532  $ 117,682,325
                                     ============= ============== ==============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

                               SEPTEMBER 30, 2007

                                       LIMITED                      MUNICIPAL
                                      TERM BOND        BOND           BOND

ASSETS:
Investments, at value:
    Unaffiliated issuers             $ 27,781,859   $ 68,771,791   $ 15,915,444
    Affiliated funds                      906,236      1,015,690          -----
    Repurchase agreements                   -----          -----          -----
                                     ------------- -------------- --------------
       Total investments               28,688,095     69,787,481     15,915,444
Interest and dividends receivable         223,759        529,324        233,840
Receivable for capital shares issued       26,169         55,321          -----
Dividend reinvestment receivable           23,922         52,659          4,411
Prepaid expenses                            -----          -----          -----
                                     ------------- -------------- --------------
       Total assets                    28,961,945     70,424,785     16,153,695
                                     ------------- -------------- --------------
LIABILITIES:
Dividends payable                          90,295        251,364         42,633
Payable for investments purchased           -----          -----          -----
Payable for capital shares redeemed        58,392          1,898          -----
Accrued expenses and other payables:
    Investment advisory fees               11,759         31,319          6,576
    Administration fees                     3,292          9,692          2,899
    Accounting fees                           706          1,708            395
    Transfer agency fees                    -----          -----          -----
    Distribution fees                       -----          -----          -----
    Servicing fees                          -----          -----          -----
    Other                                  23,465         14,421          8,895
                                     ------------- -------------- --------------
       Total liabilities                  187,909        310,402         61,398
                                     ------------- -------------- --------------
       Net assets                    $ 28,774,037   $ 70,114,383   $ 16,092,297
                                     ============= ============== ==============

Investments, at cost:
    Unaffiliated issuers             $ 27,843,812   $ 69,660,769   $ 15,822,169
    Affiliated funds                      906,236      1,015,690          -----
    Repurchase agreements                   -----          -----          -----
                                     ------------- -------------- --------------
                                     $ 28,750,048   $ 70,676,459   $ 15,822,169
                                     ============= ============== ==============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

          STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
                               SEPTEMBER 30, 2007

                                               Institutional   Institutional      Liquid
                                               Money Market      Reserves         Assets
                                               ------------      --------         ------
NET ASSETS:
Paid-in capital                                 $ 63,699,269    $ 73,791,260   $ 117,854,999
Accumulated undistributed net investment income        -----           -----           -----
Net unrealized gain (losses) on investment
  transactions                                         -----           -----           -----
Accumulated undistributed net realized
  gains (losses)
  on investment transactions                           -----           -----           -----
                                               --------------  --------------  --------------
       Net assets                               $ 63,699,269    $ 73,791,260   $ 117,854,999
                                               ==============  ==============  ==============
Authorized shares                              1,250,000,000   1,250,000,000
                                               ==============  ==============
Capital shares outstanding                        63,699,269      73,791,260
                                               ==============  ==============
Net asset value--offering and redemption
 price per share                                       $1.00          $ 1.00
                                               ==============  ==============

Pricing of S Shares
Net assets applicable to S Shares outstanding                                   $ 12,124,152
                                                                               ==============
Authorized shares                                                              1,250,000,000
                                                                               ==============
Shares outstanding, $.001 par value                                               12,124,152
                                                                               ==============
Net asset value--offering and redemption price per share                        $       1.00
                                                                               ==============

Pricing of S2 Shares
Net assets applicable to S2 Shares outstanding                                  $ 36,267,160
                                                                               ==============
Authorized shares                                                              1,250,000,000
                                                                               ==============
Shares outstanding, $.001 par value                                               36,267,160
                                                                               ==============
Net asset value--offering and redemption price per share                        $       1.00
                                                                               ==============

Pricing of T Shares
Net assets applicable to T Shares outstanding                                   $ 15,821,949
                                                                               ==============
Authorized shares                                                              1,250,000,000
                                                                               ==============
Shares outstanding, $.001 par value                                               15,821,949
                                                                               ==============
Net asset value--offering and redemption price per share                        $       1.00
                                                                               ==============

Pricing of I Shares
Net assets applicable to I Shares outstanding                                   $ 53,641,738
                                                                               ==============
Authorized shares                                                              1,250,000,000
                                                                               ==============
Shares outstanding, $.001 par value                                               53,641,738
                                                                               ==============
Net asset value--offering and redemption price per share                        $       1.00
                                                                               ==============
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

          STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
                               SEPTEMBER 30, 2007

                                                          Limited                         Municipal
                                                         Term Bond          Bond            Bond
                                                         ---------          ----            ----
NET ASSETS:
Paid-in capital                                          $ 32,166,696    $ 74,085,776    $ 15,978,971
Accumulated undistributed net investment income                24,525              51              14
Net unrealized gain (losses) on investment transactions       (61,953)       (888,977)         93,275
Accumulated undistributed net realized gains (losses)
  on investment transactions                               (3,355,231)     (3,082,467)         20,037
                                                       ---------------  --------------  --------------
       Net assets                                        $ 28,774,037    $ 70,114,383    $ 16,092,297
                                                       ===============  ==============  ==============
Authorized shares                                         800,000,000     809,987,393     800,000,000
                                                       ===============  ==============  ==============
Capital shares outstanding                                  3,026,111       7,269,570       1,597,765
                                                       ===============  ==============  ==============
Net asset value--offering and redemption price
   per share                                             $       9.51    $       9.64    $      10.07
                                                       ===============  ==============  ==============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

                                        Statements of Operations (Unaudited)
                                       For the Year Ended September 30, 2007

                                                 Institutional Institutional    Liquid
                                                  Money Market   Reserves       Assets
                                                  ------------   --------       ------
INVESTMENT INCOME:
Interest income                                   $ 2,436,290  $ 1,703,858   $ 3,291,615
Affiliated interest income                              -----        -----         -----
Dividend income                                         -----        -----         -----
                                                  ------------ ------------  ------------
Total income                                        2,436,290    1,703,858     3,291,615
                                                  ------------ ------------  ------------

EXPENSES: (Note 4)
Investment advisory fees                              162,336      114,577       216,163
Administration fees                                    97,401       68,746       129,698
Distribution and shareholder service fees S Shares      -----        -----        38,725
Distribution and shareholder service fees S2 Shares     -----        -----        84,559
Distribution and shareholder service fees T Shares      -----        -----        20,471
Shareholder service fees                                -----        -----         -----
Custody fees                                           26,057       16,056        21,993
Accounting fees                                        13,914        9,821        18,528
Legal fees                                              4,641        2,656         3,416
Audit fees                                              6,655        4,132         5,924
Directors' fees                                        14,401        8,741        12,094
Transfer agent fees                                     -----        3,478        40,941
Registration and filing fees                            1,400        -----         4,516
Printing fees                                           2,079        1,365         1,717
Insurance expense                                      13,294       11,487        12,803
Other                                                   1,045        1,189         1,589
                                                  ------------ ------------  ------------
Total expenses                                        343,223      242,248       613,137
Less:  Expenses voluntarily reduced/waived           (227,269)    (127,671)      (30,264)
                                                  ------------ ------------  ------------
Net expenses                                          115,954      114,577       582,873
                                                  ------------ ------------  ------------
Net investment income                               2,320,336    1,589,281     2,708,742
                                                  ------------ ------------  ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment
  transactions                                          -----        -----         -----
Net change in unrealized appreciation from
  investments                                           -----        -----         -----
                                                  ------------ ------------  ------------
Net realized and unrealized gains from investments      -----        -----         -----
                                                  ------------ ------------  ------------
 Change in net assets resulting from operations    $ 2,320,336  $ 1,589,281   $ 2,708,742
                                                  ============ ============  ============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

                                     Statements of Operations (Unaudited) (Continued)
                                       For the Year Ended September 30, 2007

                                                    Limited                   Municipal
                                                   Term Bond      Bond          Bond
                                                   ---------      ----          ----
INVESTMENT INCOME:
Interest income                                     $ 697,159  $ 1,848,007     $ 342,718
Affiliated interest income                             22,706       22,697         1,532
Dividend income                                         -----        8,594         -----
                                                  ------------ ------------  ------------
Total income                                          719,865    1,879,298       344,250
                                                  ------------ ------------  ------------

EXPENSES: (Note 4)
Investment advisory fees                               75,768      196,693        41,596
Administration fees                                    39,399       92,982        21,630
Distribution and shareholder service fees S Shares      -----        -----         -----
Distribution and shareholder service fees S2 Shares     -----        -----         -----
Distribution and shareholder service fees T Shares      -----        -----         -----
Shareholder service fees                               37,884       89,406        20,798
Custody fees                                            3,264        4,893         1,662
Accounting fees                                         4,546       10,729         2,496
Legal fees                                              1,236        1,874           529
Audit fees                                              4,282        4,450         4,045
Directors' fees                                         4,731        6,993         2,123
Transfer agent fees                                    20,219       24,465         4,896
Registration and filing fees                            1,358        1,790           861
Printing fees                                             636          922           266
Insurance expense                                       4,267        6,418         1,814
Other                                                   6,447        9,395         3,724
                                                  ------------ ------------  ------------
Total expenses                                        204,037      451,010       106,440
Less:  Expenses voluntarily reduced/waived            (86,128)    (182,792)      (44,046)
                                                  -------------------------  ------------
Net expenses                                          117,909      268,218        62,394
                                                  ------------ ------------  ------------
Net investment income                                 601,956    1,611,080       281,856
                                                  ------------ ------------  ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment
  transactions                                          4,130       (8,793)       (9,782)
Net change in unrealized appreciation from
  investments                                          74,466     (434,438)       (8,572)
                                                  ------------ ------------  ------------
Net realized and unrealized gains from investments     78,596     (443,231)      (18,354)
                                                  ------------ ------------  ------------
Change in net assets resulting from operations      $ 680,552  $ 1,167,849     $ 263,502
                                                  ============ ============  ============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

                                                  STATEMENTS OF CHANGES IN NET ASSETS

                           Institutional Money Market    Institutional Reserves           Liquid Assets
                           --------------------------  ---------------------------  --------------------------
                            Six Months       Year       Six Months       Year        Six Months       Year
                               Ended        Ended          Ended         Ended          Ended        Ended
                           September 30,   March 31,   September 30,   March 31,    September 30,   March 31,
                                2007          2007         2007          2007           2007          2007
                           -------------- -----------  -------------- ------------  -------------- -----------
OPERATIONS:
Net investment income        $ 2,320,336  $ 3,962,619    $ 1,589,281  $ 3,248,714     $ 2,708,742  $ 5,504,256
Net realized gains (losses)
from investment transactions      ------      ------          ------       ------          ------      ------
Net change in unrealized
    appreciation (depreciation)
from investments                  ------      ------          ------       ------          ------      ------
                           -------------- -----------  -------------- ------------  -------------- -----------
Change in net assets
resulting from operations
                               2,320,336   3,962,619       1,589,281    3,248,714       2,708,742   5,504,256
                           -------------- -----------  -------------- ------------  -------------- -----------
DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares                (2,320,336) (3,962,619)     (1,589,281)  (3,248,714)         ------      ------
S Shares                          ------      ------          ------       ------        (202,350)   (479,620)
S2 Shares                         ------      ------          ------       ------        (705,305) (1,496,382)
T Shares                          ------      ------          ------       ------        (361,806)   (995,920)
I Shares                          ------      ------          ------       ------      (1,439,281) (2,521,058)
From net realized gains:
Capital Shares                    ------      ------          ------       ------          ------      ------
S Shares                          ------      ------          ------       ------          ------      ------
S2 Shares                         ------      ------          ------       ------          ------      ------
T Shares                          ------      ------          ------       ------          ------      ------
I Shares                          ------      ------          ------       ------          ------      ------
Change in net assets from
                           -------------- -----------  -------------- ------------  -------------- -----------
shareholder distributions   $ (2,320,336) $ (3,962,619) $ (1,589,281) $ (3,248,714)  $ (2,708,742) $ (5,492,980)
                           -------------- -----------  -------------- ------------  -------------- -----------

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

                                            STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                           Institutional Money Market    Institutional Reserves           Liquid Assets
                           --------------------------  ---------------------------  --------------------------
                            Six Months       Year       Six Months       Year        Six Months       Year
                               Ended        Ended          Ended         Ended          Ended        Ended
                           September 30,   March 31,   September 30,   March 31,    September 30,   March 31,
                                2007          2007         2007          2007           2007          2007
                           -------------- -----------  -------------- ------------  -------------- -----------
CAPITAL SHARE
TRANSACTIONS:
Issued:
Capital Shares             $ 321,820,284  $547,347,648 $ 162,604,551  $214,540,104       $ ------    $ ------
S Shares                          ------      ------          ------       ------      26,928,637  51,055,530
S2 Shares                         ------      ------          ------       ------      99,580,413  223,292,230
T Shares                          ------      ------          ------       ------      19,397,632  128,167,772
I Shares                          ------      ------          ------       ------      65,917,146  187,776,432
Reinvestments:
Capital Shares                 2,320,335   3,962,619          ------       ------          ------      ------
S Shares                          ------      ------          ------       ------          ------      ------
S2 Shares                         ------      ------          ------       ------          ------      ------
T Shares                          ------      ------          ------       ------         228,305     389,074
I Shares                          ------      ------          ------       ------         114,487     175,629
Redemptions:
Capital Shares              (367,459,519) (507,778,457) (155,076,680) (194,431,681)        ------      ------
S Shares                          ------      ------          ------       ------     (24,942,274) (52,505,099)
S2 Shares                         ------      ------          ------       ------     (99,341,220) (247,778,103)
T Shares                          ------      ------          ------       ------     (19,015,850) (140,884,113)
I Shares                          ------      ------          ------       ------     (76,570,940) (156,389,793)
Change in net assets from
                           -------------- -----------  -------------- ------------  -------------- -----------
     capital transactions    (43,318,900) 43,531,810       7,527,871   20,108,423      (7,703,664) (6,700,441)
                           -------------- -----------  -------------- ------------  -------------- -----------
Change in net assets         (43,318,900) 43,531,810       7,527,871   20,108,423      (7,703,664) (6,689,165)

NET ASSETS:
   Beginning of period       107,018,169  63,486,359      66,263,389   46,154,966     125,558,663  132,247,828
                           -------------- -----------  -------------- ------------  -------------- -----------
   End of period            $ 63,699,269  $107,018,169  $ 73,791,260  $66,263,389   $ 117,854,999  $125,558,663
                           ============== ===========  ============== ============  ============== ===========

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

                                            STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                           Institutional Money Market    Institutional Reserves           Liquid Assets
                           --------------------------  ---------------------------  --------------------------
                            Six Months       Year       Six Months       Year        Six Months       Year
                               Ended        Ended          Ended         Ended          Ended        Ended
                           September 30,   March 31,   September 30,   March 31,    September 30,   March 31,
                                2007          2007         2007          2007           2007          2007
                           -------------- -----------  -------------- ------------  -------------- -----------
SHARE TRANSACTIONS:
Issued:
Capital Shares               321,820,284  547,347,648    162,604,551  214,540,104          ------      ------
S Shares                          ------      ------          ------       ------      26,928,637  51,055,530
S2 Shares                         ------      ------          ------       ------      99,580,413  223,292,230
T Shares                          ------      ------          ------       ------      19,397,632  128,167,772
I Shares                          ------      ------          ------       ------      65,917,146  187,776,432
Reinvestments:
Capital Shares                 2,320,335   3,962,619          ------       ------          ------      ------
S Shares                          ------      ------          ------       ------          ------      ------
S2 Shares                         ------      ------          ------       ------          ------      ------
T Shares                          ------      ------          ------       ------         228,305     389,074
I Shares                          ------      ------          ------       ------         114,487     175,629
Redemptions:
Capital Shares              (367,459,519) (507,778,457) (155,076,680) (194,431,681)        ------      ------
S Shares                          ------      ------          ------       ------     (24,942,274) (52,505,099)
S2 Shares                         ------      ------          ------       ------     (99,341,220) (247,778,103)
T Shares                          ------      ------          ------       ------     (19,015,850) (140,884,113)
I Shares                          ------      ------          ------       ------     (76,570,940) (156,389,793)
                           -------------- -----------  -------------- ------------  -------------- -----------
Change in shares             (43,318,900) 43,531,810       7,527,871   20,108,423      (7,703,664) (6,700,441)
                           ============== ===========  ============== ============  ============== ===========

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

                                            STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                               Limited Term Bond                  Bond                   Municipal Bond
                           --------------------------  ---------------------------  --------------------------
                            Six Months       Year       Six Months       Year        Six Months       Year
                               Ended        Ended          Ended         Ended          Ended        Ended
                           September 30,   March 31,   September 30,   March 31,    September 30,   March 31,
                                2007          2007         2007          2007           2007          2007
                           -------------- -----------  -------------- ------------  -------------- -----------
OPERATIONS:
Net investment income          $ 601,956  $ 1,387,354    $ 1,611,080  $ 3,524,337       $ 281,856   $ 717,748
Net realized gains (losses)
from investment transactions       4,130    (154,843)         (8,793)    (532,413)         (9,782)    116,912
Net change in unrealized
    appreciation (depreciation)
from investments                  74,466     548,861        (434,438)   1,645,505          (8,572)     24,611
Change in net assets
                           -------------- -----------  -------------- ------------  -------------- -----------
resulting from operations        680,552   1,781,372       1,167,849    4,637,429         263,502     859,271
                           -------------- -----------  -------------- ------------  -------------- -----------

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares                  (602,008) (1,503,025)     (1,611,054)  (3,535,052)       (281,852)   (717,065)
S Shares                          ------      ------          ------       ------          ------      ------
S2 Shares                         ------      ------          ------       ------          ------      ------
T Shares                          ------      ------          ------       ------          ------      ------
I Shares                          ------      ------          ------       ------          ------      ------
From net realized gains:
Capital Shares                    ------      ------          ------       ------          ------    (195,581)
S Shares                          ------      ------          ------       ------          ------      ------
T Shares                          ------      ------          ------       ------          ------      ------
Return of capital                 ------      ------          ------       ------          ------      ------
Change in net assets from
                           -------------- -----------  -------------- ------------  -------------- -----------
shareholder distributions     $ (602,008) $ (1,503,025) $ (1,611,054) $ (3,535,052)    $ (281,852) $ (912,646)
                           -------------- -----------  -------------- ------------  -------------- -----------

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

                                            STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                               Limited Term Bond                  Bond                   Municipal Bond
                           --------------------------  ---------------------------  --------------------------
                            Six Months       Year       Six Months       Year        Six Months       Year
                               Ended        Ended          Ended         Ended          Ended        Ended
                           September 30,   March 31,   September 30,   March 31,    September 30,   March 31,
                                2007          2007         2007          2007           2007          2007
                           -------------- -----------  -------------- ------------  -------------- -----------
CAPITAL SHARE
TRANSACTIONS:
Issued:
Capital Shares                 $ 466,338  $ 3,165,008    $ 3,696,138  $ 7,675,213       $ 210,634   $ 782,079
S Shares                          ------      ------          ------       ------          ------      ------
S2 Shares                         ------      ------          ------       ------          ------      ------
T Shares                          ------      ------          ------       ------          ------      ------
I Shares                          ------      ------          ------       ------          ------      ------
Reinvestments:
Capital Shares                   155,059     395,173         340,152      780,788          28,155      85,990
S Shares                          ------      ------          ------       ------          ------      ------
S2 Shares                         ------      ------          ------       ------          ------      ------
T Shares                          ------      ------          ------       ------          ------      ------
I Shares                          ------      ------          ------       ------          ------      ------
Redemptions:
Capital Shares                (4,196,345) (16,441,905)    (7,765,381) (31,394,347)     (1,544,683) (9,684,773)
S Shares                          ------      ------          ------       ------          ------      ------
S2 Shares                         ------      ------          ------       ------          ------      ------
T Shares                          ------      ------          ------       ------          ------      ------
I Shares                          ------      ------          ------       ------          ------      ------
Change in net assets from
                           -------------- -----------  -------------- ------------  -------------- -----------
     capital transactions     (3,574,948) (12,881,724)    (3,729,091) (22,938,346)     (1,305,894) (8,816,704)
                           -------------- -----------  -------------- ------------  -------------- -----------
Change in net assets          (3,496,404) (12,603,376)    (4,172,296) (21,835,969)     (1,324,244) (8,870,079)

NET ASSETS:
   Beginning of period        32,270,441  44,873,817      74,286,679   96,122,648      17,416,541  26,286,620

                           -------------- -----------  -------------- ------------  -------------- -----------
   End of period            $ 28,774,037  $ 32,270,441  $ 70,114,383  $ 74,286,679   $ 16,092,297  $ 17,416,541
                           ============== ===========  ============== ============  ============== ===========

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

                                            STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                               Limited Term Bond                  Bond                   Municipal Bond
                           --------------------------  ---------------------------  --------------------------
                            Six Months       Year       Six Months       Year        Six Months       Year
                               Ended        Ended          Ended         Ended          Ended        Ended
                           September 30,   March 31,   September 30,   March 31,    September 30,   March 31,
                                2007          2007         2007          2007           2007          2007
                           -------------- -----------  -------------- ------------  -------------- -----------
SHARE TRANSACTIONS:
Issued:
Capital Shares                    49,207     334,855         385,430      797,095          21,038      77,211
S Shares                          ------      ------          ------       ------          ------      ------
S2 Shares                         ------      ------          ------       ------          ------      ------
T Shares                          ------      ------          ------       ------          ------      ------
I Shares                          ------      ------          ------       ------          ------      ------
Reinvestments:
Capital Shares                    16,383      41,833          35,405       81,308           2,813       8,493
S Shares                          ------      ------          ------       ------          ------      ------
S2 Shares                         ------      ------          ------       ------          ------      ------
T Shares                          ------      ------          ------       ------          ------      ------
I Shares                          ------      ------          ------       ------          ------      ------
Redemptions:
Capital Shares                  (443,227) (1,740,885)       (808,378)  (3,275,377)       (154,721)   (954,834)
S Shares                          ------      ------          ------       ------          ------      ------
S2 Shares                         ------      ------          ------       ------          ------      ------
T Shares                          ------      ------          ------       ------          ------      ------
I Shares                          ------      ------          ------       ------          ------      ------
                           -------------- -----------  -------------- ------------  -------------- -----------
Change in shares                (377,637) (1,364,197)       (387,543)  (2,396,974)       (130,870)   (869,130)
                           ============== ===========  ============== ============  ============== ===========

                       See notes to financial statements.

Vintage Mutual Funds, Inc.
Notes to Financial Statements (Unaudited)
September 30, 2007

1. Organization

IMG Mutual Funds, Inc. was incorporated on November 16, 1994 and capitalized on May 1, 1995. IMG Mutual Funds, Inc. was renamed Vintage Mutual Funds, Inc., (the "Funds"), in February 1998. The Funds are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end management investment company issuing its shares in six portfolios. WB Capital Management Inc. ("WB Capital") is the investment advisor to the Vintage Mutual Funds. The Funds currently consist of the following diversified portfolios (individually, a "Fund"): Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund, Vintage Limited Term Bond Fund ("Limited Term Bond Fund"), Vintage Bond Fund ("Bond Fund"), and Vintage Municipal Bond Fund ("Municipal Bond Fund").

Liquid Assets Fund offers four classes of shares. S and S2 Shares are offered to customers of banks. S and S2 Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. I Shares may be purchased by individual and institutional investors directly from Foreside Distribution Services, L.P. (the "Distributor").Each class of shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution and shareholder servicing expenses.

Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Vintage Board of Directors approved the termination and liquidation of the Municipal Assets Fund effective September 27, 2007. This action was taken to improve the operating efficiency of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

New Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management has concluded that FIN 48 will not have a material impact on the Fund's financial statements.

Securities Valuation

Investments of the Institutional Money Market Fund, Institutional Reserves Fund, and Liquid Assets Fund (the "Money Market Funds") are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Vintage Mutual Funds, Inc.
Notes to Financial Statements (Unaudited)
September 30, 2007

Investments of the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund (collectively the "Variable Net Asset Funds") for which the primary market is a national securities exchange are valued at the official closing price on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the latest available bid quotation.

Substantially all fixed-income securities are valued each business day as of the close of regular trading by one or more independent pricing services (the "Pricing Services") approved by the Board. When quoted bid prices are readily available, the Pricing Services generally value fixed-income securities at the bid price, provided that the Pricing Services believe those prices to reflect the fair market value of the securities. Other investments valued by the Pricing Services are carried at fair value as determined by the Pricing Services, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Pricing Services may take other factors into consideration in pricing securities, including institutional size transactions in similar groups of securities as well as developments related to specific securities. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Board. The difference between the cost and market values of investments held by the variable net asset funds is reflected as either unrealized appreciation or depreciation.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment advisor, WB Capital, deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.

Loan Certificates

The Liquid Assets Fund invests in Farmers Home Administration Guaranteed Loan Certificates ("FmHA") which represent interests in the guaranteed portion of FmHA loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days written notice. The FmHAs are diversified through limitations on certificates sold by any one individual bank.

Vintage Mutual Funds, Inc.
Notes to Financial Statements (Unaudited)
September 30, 2007

Securities Purchased on a When-Issued or Delayed-Delivery Basis

Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Institutional Money Market Fund, Institutional Reserves Fund, and Liquid Assets Fund. Dividends from net investment income are declared and paid monthly for the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

The dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Expenses

Expenses attributable to a Fund are charged to that Fund; other expenses of the Funds are prorated to the Funds on the basis of each Fund's relative net assets or on another reasonable basis.

Taxes

Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2007 are as follows:

                                       Proceeds
                                       Purchases      from Sales
                                       ---------      ----------
    Limited Term Bond               $   3,783,678  $   7,446,913
    Bond Fund                           5,027,547      8,564,881
    Municipal Bond                      1,524,352      2,812,377

4. Related Party Transactions

Under the terms of its Investment Advisory Agreement, WB Capital is entitled to receive fees computed daily on a percentage of the average daily net assets of each Fund as follows:

    Institutional Money Market Fund                   0.35%
    Institutional Reserves Fund                       0.35%
    Liquid Assets Fund                                0.35%
    Municipal Assets Fund                             0.35%
    Limited Term Bond Fund                            0.50%
    Bond Fund                                         0.55%
    Municipal Bond Fund                               0.50%

Vintage Mutual Funds, Inc.
Notes to Financial Statements (Unaudited)
September 30, 2007

WB Capital voluntarily limited advisory fees for the Institutional Money Market Fund to a range from 0.08 to 0.10 percent, and the Institutional Reserves Fund to 0.15 percent.

The Funds have entered into a management and administration agreement with WB Capital pursuant to which the Funds pay administrative fees at an annual rate of
0.21 percent of the average daily net assets for the Money Market Funds and 0.26 percent of the average daily net assets for the Variable Net Asset Funds. WB Capital voluntarily limited administrative fees for the Institutional Money Market Fund to a range from 0.07 to 0.08 percent, Institutional Reserves Fund to
0.05 percent, Limited Term Bond Fund to 0.14 percent, Bond Fund to 0.17 percent, and Municipal Bond Fund to 0.22 percent.

WB Capital also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services. WB Capital voluntarily waived all fund accounting fees for the Institutional Money Market Fund and Institutional Reserves Fund during the six-month period ended September 30, 2007.

The Funds have adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization") which agree to provide recordkeeping and/or administrative support services for their customers or account holders (collectively, "Customers") who are beneficial or record owner of shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services. As of September 30, 2007, the Funds are required to pay servicing fees as follows: 0.25 percent on S Shares of the Liquid Assets Fund,
0.25 percent on S2 Shares of the Liquid Assets Fund, and 0.25 percent on T Shares of the Liquid Assets Fund, which has been reduced to 0.15 percent due to WB Capital supplementing 0.10 percent. WB Capital has the ability to supplement Administrative Service fees up to 0.25 percent on the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund.

Foreside Distribution Services, L.P. serves as distributor to the Funds pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Funds, but may receive compensation under a Distribution and Shareholder Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.50 percent on S Shares of the Liquid Assets Fund and 0.25 percent on S2 Shares of the Liquid Assets Fund, T Shares of the Liquid Assets Fund, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. As of September 30, 2007, such fees were limited to 0.40 percent for S Shares of the Liquid Assets Fund, 0.15 percent for S2 Shares of the Liquid Assets Fund, and no fees for all other classes and Funds including T and I Shares for Liquid Assets Fund, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. However, WB Capital as Adviser and Administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund. During the period ended September 30, 2007, WB Capital limited distribution fees on S and S2 Shares of Liquid Assets Fund and supplemented the portion of fees waived at the Fund level to the Participating Organization.

Vintage Mutual Funds, Inc.
Notes to Financial Statements (Unaudited)
September 30, 2007

WB Capital also serves as the Fund's transfer agent to certain classes of the Institutional Money Market Fund, Institutional Reserves Fund, and S, S2 and I Share classes of Liquid Assets Fund. WB Capital is paid a fee for transfer agency services based on the number of shareholder accounts serviced or a minimum fee amount. During the period ended September 30, 2007, WB Capital received $20,500 in transfer agent service fees. Citi Fund Services Ohio, Inc. serves as transfer agent to the other classes and Funds pursuant to a transfer agency agreement with the Funds and receives a fee for such services.

5. Federal Income Taxes

Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities as of September 30, 2007 for tax purposes follow:

                            Aggregate    Aggregate        Net
                            Unrealized  Unrealized     Unrealized    Cost of
                               Gain       (Loss)      Gain (Loss)  Investments
                               ----       ------      -----------  -----------
Institutional Money
  Market Fund                 $     -     $     -      $     -   $ 63,504,257
Institutional Reserves Fund         -           -            -     74,191,532
Liquid Assets Fund                  -           -            -    117,682,325
Limited Term Bond Fund        111,536    (173,489)     (61,953)    28,750,048
Bond Fund                     446,462  (1,335,440)    (888,977)    70,676,459
Municipal Bond Fund           146,295     (53,020)      93,275     15,822,169


For tax purposes, the following Funds have capital loss carryovers as of March 31, 2007, the Funds' most recent fiscal year end, which are available to offset future realized capital gains for Federal income tax purposes. The following shows the totals by year in which capital loss carryovers will expire if not used:
                          Liquid          Limited Term
                       Assets Fund          Bond Fund        Bond Fund
                       -----------          ---------        ---------
   March 31, 2008        $       -            $32,964        $        -
   March 31, 2009                -            496,477           415,441
   March 31, 2010                -                  -                 -
   March 31, 2011            4,519             17,563                 -
   March 31, 2012            6,648          1,659,350         1,793,103
   March 31, 2013                              88,259                 -
   March 31, 2014                             624,709             8,157
   March 31, 2015                             397,132           856,954
                      -------------     --------------   ---------------
   Total Carryover        $ 11,167        $ 3,316,454       $ 3,073,655
                      =============     ==============   ===============

At March 31, 2007, the Limited Term Bond Fund had $33,561 in deferred capital losses occurring subsequent to October 31, 2006. For tax purposes, such losses will be reflected in the year ended March 31, 2008.

Vintage Mutual Funds, Inc.

                                                   Financial Highlights


                                               Investment Activities                   Dividends and Distributions
                                       ----------------------------------------- --------------------------------------------

                                NAV         Net       Net Realized/  Total from  From Net   From Net  Return    Dividends     NAV
                             Beginning   Investment    Unrealized    Investment  Investment Realized    of         and        End of
                             of Period Income (Loss)  Gains (Losses) Activities  Income      Gains    Capital  Distributions  Period
                             --------- -------------  -------------- ----------- ------      -----    -------  ------------- -------
Institutional Money Market Fund
Six Months Ended September 30,
2007 (unaudited)                 $1.00          0.03          0.00         0.03   (0.03)       0.00      0.00        (0.03)    $1.00
Year Ended     March 31, 2007    $1.00          0.05          0.00         0.05   (0.05)       0.00      0.00        (0.05)    $1.00
Year Ended     March 31, 2006    $1.00          0.04          0.00         0.04   (0.04)       0.00      0.00        (0.04)    $1.00
    From March 7, 2005
through March 31, 2005           $1.00          0.00          0.00         0.00    0.00        0.00      0.00         0.00     $1.00
Institutional Reserves Fund
Six Months Ended September 30,
2007 (unaudited)                 $1.00          0.02          0.00         0.02   (0.02)       0.00      0.00        (0.02)    $1.00
Year Ended     March 31, 2007    $1.00          0.05          0.00         0.05   (0.05)       0.00      0.00        (0.05)    $1.00
Year Ended     March 31, 2006    $1.00          0.03          0.00         0.03   (0.03)       0.00      0.00        (0.03)    $1.00
Year Ended     March 31, 2005    $1.00          0.02          0.00         0.02   (0.02)       0.00      0.00        (0.02)    $1.00
Year Ended     March 31, 2004    $1.00          0.01          0.00         0.01   (0.01)       0.00      0.00        (0.01)    $1.00
Liquid Assets Fund "S" Shares
Six Months Ended September 30,
2007 (unaudited)                 $1.00          0.02          0.00         0.02   (0.02)       0.00      0.00        (0.02)    $1.00
Year Ended     March 31, 2007    $1.00          0.04          0.00         0.04   (0.04)       0.00      0.00        (0.04)    $1.00
Year Ended     March 31, 2006    $1.00          0.02          0.00         0.02   (0.02)       0.00      0.00        (0.02)    $1.00
Year Ended     March 31, 2005    $1.00          0.01          0.00         0.01   (0.01)       0.00      0.00        (0.01)    $1.00
Year Ended     March 31, 2004    $1.00          0.00          0.00         0.00    0.00        0.00      0.00         0.00     $1.00
Year Ended     March 31, 2003    $1.00          0.01          0.00         0.01   (0.01)       0.00      0.00        (0.01)    $1.00
Liquid Assets Fund "S2" Shares
Six Months Ended September 30,
2007 (unaudited)                 $1.00          0.02          0.00         0.02   (0.02)       0.00      0.00        (0.02)    $1.00
Year Ended     March 31, 2007    $1.00          0.04          0.00         0.04   (0.04)       0.00      0.00        (0.04)    $1.00
Year Ended     March 31, 2006    $1.00          0.03          0.00         0.03   (0.03)       0.00      0.00        (0.03)    $1.00
Year Ended     March 31, 2005    $1.00          0.01          0.00         0.01   (0.01)       0.00      0.00        (0.01)    $1.00
Year Ended     March 31, 2004    $1.00          0.00          0.00         0.00    0.00        0.00      0.00         0.00     $1.00
Year Ended     March 31, 2003    $1.00          0.01          0.00         0.01   (0.01)       0.00      0.00        (0.01)    $1.00
Liquid Assets Fund "T" Shares
Six Months Ended September 30,
2007 (unaudited)                 $1.00          0.02          0.00         0.02   (0.02)       0.00      0.00        (0.02)    $1.00
Year Ended     March 31, 2007    $1.00          0.04          0.00         0.04   (0.04)       0.00      0.00        (0.04)    $1.00
Year Ended     March 31, 2006    $1.00          0.03          0.00         0.03   (0.03)       0.00      0.00        (0.03)    $1.00
Year Ended     March 31, 2005    $1.00          0.01          0.00         0.01   (0.01)       0.00      0.00        (0.01)    $1.00
Year Ended     March 31, 2004    $1.00          0.00          0.00         0.00    0.00        0.00      0.00         0.00     $1.00
Year Ended     March 31, 2003    $1.00          0.01          0.00         0.01   (0.01)       0.00      0.00        (0.01)    $1.00
Liquid Assets Fund "I" Shares
Six Months Ended September 30,
2007 (unaudited)                 $1.00          0.02          0.00         0.02   (0.02)       0.00      0.00        (0.02)    $1.00
Year Ended     March 31, 2007    $1.00          0.05          0.00         0.05   (0.05)       0.00      0.00        (0.05)    $1.00
Year Ended     March 31, 2006    $1.00          0.03          0.00         0.03   (0.03)       0.00      0.00        (0.03)    $1.00
Year Ended     March 31, 2005    $1.00          0.01          0.00         0.01   (0.01)       0.00      0.00        (0.01)    $1.00
Year Ended     March 31, 2004    $1.00          0.01          0.00         0.01   (0.01)       0.00      0.00        (0.01)    $1.00
Year Ended     March 31, 2003    $1.00          0.01          0.00         0.01   (0.01)       0.00      0.00        (0.01)    $1.00

                       See notes to financial statements.

Vintage Mutual Funds, Inc.

                                                   Financial Highlights

                                        Total Return / Ratios / Supplementary Data
                                  --------------------------------------------------------------------------------------------

                                               Net Assets     Expenses to    Investment      Expenses to      Investment
                                    Total     End of Period   Average       Income (Loss) to  Average       Income (Loss) to
                                   Return     (000 omitted)  Net Assets     Average Net AsseNet Assets*    Average Net Assets*
                                   ------     -------------  ----------     ---------------------------    -------------------
Institutional Money Market Fund
Six Months Ended September 30,
2007 (unaudited)                      2.52% (a)     $63,699        0.25% (b)       5.00% (b)      0.74% (b)           4.51% (b)
Year Ended      March 31, 2007        5.13%        $107,018        0.21%           5.01%          0.74%               4.48%
Year Ended      March 31, 2006        3.64%         $63,486        0.21%           3.94%          0.74%               3.41%
    From March 7, 2005
through March 31, 2005                0.17% (a)     $10,112        0.15% (b)       2.54% (b)      0.74% (b)           1.95% (b)
Institutional Reserves Fund
Six Months Ended September 30,
2007 (unaudited)                      2.46% (a)     $73,791        0.35% (b)       4.85% (b)      0.74% (b)           4.46% (b)
Year Ended      March 31, 2007        4.98%         $66,263        0.33%           4.89%          0.72%               4.50%
Year Ended      March 31, 2006        3.47%         $46,155        0.30%           3.43%          0.72%               3.01%
Year Ended      March 31, 2005        1.59%         $43,673        0.17%           1.62%          0.72%               1.07%
Year Ended      March 31, 2004        1.03%         $33,034        0.14%           1.00%          0.68%               0.46%
Liquid Assets Fund "S" Shares
Six Months Ended September 30,
2007 (unaudited)                      1.98% (a)     $12,124        1.41% (b)       3.92% (b)      1.51% (b)           3.82% (b)
Year Ended      March 31, 2007        3.88%         $10,138        1.45%           3.87%          1.55%               3.77%
Year Ended      March 31, 2006        2.39%         $11,581        1.48%           2.36%          1.58%               2.26%
Year Ended      March 31, 2005        0.56%         $13,371        1.32%           0.41%          1.58%               0.16%
Year Ended      March 31, 2004        0.08%         $37,139        1.37%           0.08%          1.55%              (0.10%)
Year Ended      March 31, 2003        0.56%         $74,250        1.36%           0.56%          -----               -----
Liquid Assets Fund "S2" Shares
Six Months Ended September 30,
2007 (unaudited)                      2.10% (a)     $36,267        1.16% (b)       4.17% (b)      1.26% (b)           4.07% (b)
Year Ended      March 31, 2007        4.14%         $36,028        1.20%           4.02%          1.30%               3.92%
Year Ended      March 31, 2006        2.65%         $60,514        1.23%           2.64%          1.33%               2.54%
Year Ended      March 31, 2005        0.77%         $48,241        1.16%           0.88%          1.33%               0.71%
Year Ended      March 31, 2004        0.29%         $28,748        1.12%           0.29%          1.30%               0.10%
Year Ended      March 31, 2003        0.81%          $3,958        1.11%           0.86%          -----               -----
Liquid Assets Fund "T" Shares
Six Months Ended September 30,
2007 (unaudited)                      2.23% (a)     $15,822        0.91% (b)       4.42% (b)      1.01% (b)           4.32% (b)
Year Ended      March 31, 2007        4.40%         $15,212        0.95%           4.28%          1.05%               4.18%
Year Ended      March 31, 2006        2.90%         $27,537        0.98%           3.04%          1.08%               2.94%
Year Ended      March 31, 2005        0.94%         $13,461        0.98%           0.93%          1.08%               0.83%
Year Ended      March 31, 2004        0.41%         $18,804        0.87%           0.41%          1.05%               0.23%
Year Ended      March 31, 2003        1.06%         $29,287        0.86%           1.09%          -----               -----
Liquid Assets Fund "I" Shares
Six Months Ended September 30,
2007 (unaudited)                      2.31% (a)     $53,642        0.76% (b)       4.57% (b)      -----               -----
Year Ended      March 31, 2007        4.55%         $64,181        0.80%           4.52%          -----               -----
Year Ended      March 31, 2006        3.06%         $32,616        0.83%           3.28%          -----               -----
Year Ended      March 31, 2005        1.09%         $10,357        0.83%           1.03%          -----               -----
Year Ended      March 31, 2004        0.56%         $22,734        0.62%           0.56%          0.80%               0.38%
Year Ended      March 31, 2003        1.22%         $28,948        0.71%           1.21%          -----               -----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a) Not Annualized.
  (b) Annualized.

                       See notes to financial statements.

Vintage Mutual Funds, Inc.

                                                   Financial Highlights

                                                  Investment Activities                    Dividends and Distributions
                                       ----------------------------------------- -------------------------------------------

                               NAV          Net       Net Realized/  Total from  From Net   From Net  Return   Dividends     NAV
                            Beginning   Investment      Unrealized   Investment Investment  Realized    of        and        End of
                            of Period  Income (Loss)  Gains (Losses) Activities  Income      Gains    Capital Distributions  Period
                            ---------  -------------  -------------------------  ------      -----    ---------------------  ------
Limited Term Bond Fund
Six Months Ended September 30,
2007 (unaudited)                 $9.48      0.19            0.03        0.22     (0.19)       0.00      0.00       (0.19)   $9.51
Year Ended     March 31, 2007    $9.41      0.35            0.10        0.45     (0.38)       0.00      0.00       (0.38)   $9.48
Year Ended     March 31, 2006    $9.47      0.30           (0.08)       0.22     (0.28)       0.00      0.00       (0.28)   $9.41
Year Ended     March 31, 2005    $9.76      0.26           (0.29)      (0.03)    (0.24)       0.00     (0.02       (0.26)   $9.47
Year Ended     March 31, 2004    $9.62      0.28            0.14        0.42     (0.28)       0.00      0.00       (0.28)   $9.76
Year Ended     March 31, 2003    $9.98      0.47           (0.36)       0.11     (0.47)       0.00      0.00       (0.47)   $9.62
Bond Fund
Six Months Ended September 30,
2007 (unaudited)                 $9.70      0.22           (0.06)       0.16     (0.22)       0.00      0.00       (0.22)   $9.64
Year Ended     March 31, 2007    $9.56      0.42            0.14        0.56     (0.42)       0.00      0.00       (0.42)   $9.70
Year Ended     March 31, 2006    $9.80      0.40           (0.24)       0.16     (0.40)       0.00      0.00       (0.40)   $9.56
Year Ended     March 31, 2005   $10.05      0.40           (0.25)       0.15     (0.40)       0.00      0.00       (0.40)   $9.80
Year Ended     March 31, 2004    $9.78      0.41            0.28        0.69     (0.42)       0.00      0.00       (0.42)  $10.05
Year Ended     March 31, 2003    $9.94      0.58           (0.14)       0.44     (0.59)      (0.01)     0.00       (0.60)   $9.78
Municipal Bond Fund
Six Months Ended September 30,
2007 (unaudited)                $10.08      0.17           (0.01)       0.16     (0.17)       0.00      0.00       (0.17)  $10.07
Year Ended     March 31, 2007   $10.12      0.34            0.07        0.41     (0.35)      (0.10)     0.00       (0.45)  $10.08
Year Ended     March 31, 2006   $10.49      0.33           (0.19)       0.14     (0.33)      (0.18)     0.00       (0.51)  $10.12
Year Ended     March 31, 2005   $11.02      0.34           (0.38)      (0.04)    (0.34)      (0.15)     0.00       (0.49)  $10.49
Year Ended     March 31, 2004   $11.06      0.37            0.07        0.44     (0.38)      (0.10)     0.00       (0.48)  $11.02
Year Ended     March 31, 2003   $10.54      0.40            0.54        0.94     (0.40)      (0.02)     0.00       (0.42)  $11.06

                       See notes to financial statements.

Vintage Mutual Funds, Inc.

                                                   Financial Highlights

                                                         Total Return / Ratios / Supplementary Data
                               -----------------------------------------------------------------------------------------------------

                                             Net Assets    Expenses to    Investment      Expenses to     Investment
                                 Total      End of Period    Average   Income (Loss) to     Average    Income (Loss) to    Portfolio
                                Return      (000 omitted)  Net Assets  Average Net Assets Net Assets*  Average Net Assets* Turnover
                                ------      -------------  ----------  ------------------ -----------  ------------------- --------
Limited Term Bond Fund
Six Months Ended September 30,
2007 (unaudited)                   2.33% (a)     $28,774       0.78% (b)       3.96% (b)        1.34% (b)        3.39% (b)    34.94%
Year Ended     March 31, 2007      4.99%         $30,883       0.77%           3.72%            1.30%            3.19%        33.35%
Year Ended     March 31, 2006      2.31%         $44,874       0.89%           3.05%            1.26%            2.68%        64.57%
Year Ended     March 31, 2005     (0.27%)        $57,251       0.89%           2.72%            1.24%            2.38%        43.35%
Year Ended     March 31, 2004      4.37%         $65,881       0.96%           2.85%            -----            -----        73.81%
Year Ended     March 31, 2003      1.13%         $58,746       0.92%           4.73%            -----            -----        55.05%
Bond Fund
Six Months Ended September 30,
2007 (unaudited)                   1.64% (a)     $70,114       0.75% (b)       4.48% (b)        1.26% (b)        3.98% (b)    20.13%
Year Ended     March 31, 2007      6.01%         $70,762       0.78%           4.33%            1.32%            3.79%        19.95%
Year Ended     March 31, 2006      1.67%         $96,123       0.97%           3.85%            1.27%            3.55%        28.60%
Year Ended     March 31, 2005      1.47%        $112,672       0.98%           3.97%            1.28%            3.67%        46.31%
Year Ended     March 31, 2004      7.08%        $125,496       0.99%           4.12%            -----            -----        79.75%
Year Ended     March 31, 2003      4.46%        $131,296       0.95%           5.78%            -----            -----        32.67%
Municipal Bond Fund
Six Months Ended September 30,
2007 (unaudited)                   1.61% (a)     $16,092       0.75% (b)       3.37% (b)        1.27% (b)        2.85% (b)    18.83%
Year Ended     March 31, 2007      4.14%         $17,417       0.76%           3.38%            1.33%            2.80%        50.48%
Year Ended     March 31, 2006      1.30%         $26,287       0.94%           3.09%            1.19%            2.84%        32.16%
Year Ended     March 31, 2005     (0.34%)        $38,569       0.99%           3.15%            1.24%            2.90%        37.92%
Year Ended     March 31, 2004      3.91%         $43,520       0.93%           3.30%            -----            -----        24.51%
Year Ended     March 31, 2003      9.06%         $47,187       0.85%           3.60%            -----            -----         9.95%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a) Not Annualized.
  (b) Annualized.

                       See notes to financial statements.

1. About Your Fund Expenses

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund's investment income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007. The table on the following page illustrates your fund's costs in two ways:

A. Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

B. Based on hypothetical 5% return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a "sales load" or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Vintage Mutual Funds, Inc.
Additional Information (unaudited) (continued)
September 30,2007


Six Months Ended September 30, 2007
                                     Beginning        Ending     Expenses Paid  Annualized
                                   Account Value  Account Value  During Period*  Expense
Vintage Mutual Funds                  4/1/2007      9/30/2007    4/1/07-9/30/07   Ratio*
------------------------------------------------------------------------------------------
Based on Actual Fund Return
Money Market Funds:
  Institutional Money Market Fund      $ 1,000.00     $ 1,025.21       $ 1.27     0.25%
  Institutional Reserves Fund            1,000.00       1,024.55         1.77     0.35%
  Liquid Assets Fund S Shares            1,000.00       1,019.76         7.12     1.41%
  Liquid Assets Fund S2 Shares           1,000.00       1,021.03         5.86     1.16%
  Liquid Assets Fund T Shares            1,000.00       1,022.30         4.60     0.91%
  Liquid Assets Fund I Shares            1,000.00       1,023.07         3.84     0.76%
Fixed Income Funds:
  Limited Term Bond Fund                 1,000.00       1,023.39         3.95     0.78%
  Bond Fund                              1,000.00       1,016.40         3.80     0.75%
  Municipal Bond Fund                    1,000.00       1,016.04         3.78     0.75%
----------------------------------------------------------------------------------------

Based on Hypothetical 5% Return
Money Market Funds:
  Institutional Money Market Fund      $ 1,000.00     $ 1,023.75       $ 1.26     0.25%
  Institutional Reserves Fund            1,000.00       1,023.25         1.77     0.35%
  Liquid Assets Fund S Shares            1,000.00       1,017.95         7.11     1.41%
  Liquid Assets Fund S2 Shares           1,000.00       1,019.20         5.86     1.16%
  Liquid Assets Fund T Shares            1,000.00       1,020.45         4.60     0.91%
  Liquid Assets Fund I Shares            1,000.00       1,021.20         3.84     0.76%
Fixed Income Funds:
  Limited Term Bond Fund                 1,000.00       1,021.10         3.94     0.78%
  Bond Fund                              1,000.00       1,021.25         3.79     0.75%
  Municipal Bond Fund                    1,000.00       1,021.25         3.79     0.75%
----------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 366.

2. Proxy Voting Policies and Procedures, Proxy Voting Record and Schedule of Portfolio Holdings, Form N-PX

Complete schedules of portfolio holdings for the first and third quarters (Form N-Q) are available free of charge. Form N-PX is a record of proxy votes by the Funds. Since the Funds only hold non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available upon request:
    - By calling the Funds toll free at 1-866-720-2995,
    - At www.sec.gov, or by phone at 1-800-SEC-0330, or
    - By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

Service Providers
---------------------------------------

INVESTMENT ADVISER and ADMINISTRATOR
WB Capital Management
Inc.1415 28th Street, Suite 200
West Des Moines, Iowa 50266-1461

DISTRIBUTOR
Foreside Distribution Services, L.P.
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Cline, Williams, Wright, Johnson
 & Oldfather, L.L.P
1900 U.S. Bank Building
Lincoln, Nebraska 68508

INDEPENDENT REGISTEREDPUBLIC ACCOUNTING FIRM
Deloitte & Touche L.L.P.
1100 Walnut Street,
Suite 3300
Kansas City, Missouri 64106

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.
(B) NO COMMENT REQUIRED.
(C) THE CODE OF ETHICS WAS NOT AMENDED DURING THE REPORTING PERIOD.
(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.
(E) NOT APPLICABLE.
(F)(1) NOT APPLICABLE.
(F)(2) NOT APPLICABLE.
(F)(3) TO REQUEST A FREE COPY OF THE VINTAGE MUTUAL FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. (a)(2) Debra Jones is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(A) Not Applicable on Semi-annual report.
(B) NOT APPPLICABLE.
(C) NOT APPLICABLE.
(D) NOT APPLICABLE.
(E) NOT APPLICABLE.
(F) NOT APPLICABLE.
(G) NOT APPLICABLE.
(H) NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.
ITEM 6. NOT APPLICABLE.
ITEM 7. NOT APPLICABLE.
ITEM 8. NOT APPLICABLE.
ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF NOVEMBER 30, 2007, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.
(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


VINTAGE MUTUAL FUNDS, INC.


By /s/ Jeff Lorenzen
----------------------------------------------

Jeff Lorenzen, President


Date: December 6, 2007


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen President and Principal Executive,
-----------------------------------------------------
Jeff Lorenzen

December 6, 2007


/s/ Amy M. Mitchell Treasurer and Principal Financial and Accounting Officer,
-----------------------------------------------------------------------------
Amy M. Mitchell

December 6, 2007